UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2013

Date of reporting period: October 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Money Market Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 40.1%
ANZ National International
0.408%, 11/09/2012	$1,750	$1,750
0.364%, 11/14/2012	2,400	2,400
0.441%, 01/11/2013	2,000	1,998
0.421%, 01/14/2013	1,495	1,494
0.341%, 02/22/2013	1,300	1,299
0.331%, 02/27/2013	1,000	999
ASB Finance
0.313%, 11/03/2012	1,295	1,295
Bank of Tokyo-Mitsubishi UFJ NY
0.300%, 12/31/2012	665	665
BHP Billiton Finance USA
0.181%, 11/14/2012	2,880	2,880
BNZ International Funding
0.324%, 11/16/2012	1,320	1,320
0.471%, 01/03/2013	500	500
Chariot Funding LLC
0.240%, 12/11/2012	1,095	1,095
0.250%, 01/10/2013 to 01/11/2013	6,500	6,497
0.230%, 02/01/2013	1,370	1,369
0.220%, 02/05/2013	8,015	8,010
Coca-Cola
0.170%, 12/10/2012	4,850	4,849
0.240%, 12/19/2012	1,000	1,000
0.230%, 02/19/2013	2,400	2,398
Commonwealth Bank of Australia
0.381%, 01/11/2013 to 01/14/2013	4,610	4,607
0.321%, 02/11/2013 to 02/13/2013	5,280	5,275
Fairway Finance LLC
0.240%, 01/09/2013	3,415	3,413
0.300%, 01/16/2013	780	779
0.230%, 02/04/2013 to 02/19/2013	6,010	6,006
0.280%, 02/26/2013	590	589
0.260%, 04/08/2013	525	524
FCAR Owner Trust
0.280%, 11/14/2012 to 12/10/2012	1,590	1,590
0.451%, 01/02/2013	2,763	2,761
0.250%, 01/07/2013	3,855	3,853
0.411%, 02/04/2013	200	200
0.401%, 03/13/2013	450	449
0.351%, 04/01/2013	2,805	2,801
Gotham Funding
0.280%, 11/13/2012 to 11/28/2012	1,700	1,700
Jupiter Securitization LLC
0.230%, 02/04/2013	1,105	1,104
Liberty Street Funding LLC
0.200%, 12/27/2012	1,900	1,899
Manhattan Asset Funding LLC
0.220%, 11/06/2012	830	830
0.330%, 11/20/2012	1,540	1,540
0.230%, 12/19/2012	3,930	3,929

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Market Street Funding LLC
0.200%, 01/09/2013	$4,100	$4,098
MetLife Short -Term Funding LLC
0.250%, 12/10/2012	6,830	6,828
0.361%, 03/11/2013	3,435	3,430
0.331%, 04/11/2013	1,200	1,198
0.321%, 04/16/2013	310	310
0.316%, 04/22/2013	4,965	4,957
0.280%, 04/29/2013	1,500	1,498
National Australia Funding Delaware
0.331%, 01/14/2013	971	970
Nestle Finance International
0.306%, 12/17/2012	1,775	1,774
0.255%, 03/26/2013	2,000	1,998
0.240%, 03/27/2013	4,000	3,996
0.250%, 04/15/2013 to 04/22/2013	8,100	8,091
New York Life Capital
0.170%, 11/19/2012	1,455	1,455
Old Line Funding LLC
0.300%, 01/16/2013	3,690	3,688
0.240%, 01/31/2013	760	760
0.220%, 02/07/2013	1,249	1,248
0.321%, 02/19/2013 to 03/15/2013	2,825	2,822
0.311%, 04/08/2013	3,260	3,256
Sumitomo Mitsui Banking
0.325%, 11/13/2012	600	600
0.250%, 01/03/2013	335	335
Thunder Bay Funding LLC
0.220%, 02/06/2013	4,860	4,857
0.321%, 03/04/2013	2,700	2,697
Toyota Credit Canada
0.210%, 02/01/2013	3,930	3,928
Toyota Motor Credit
0.200%, 11/20/2012	3,000	3,000
Westpac Securities
0.461%, 01/02/2013	3,652	3,649
Working Capital Management
0.220%, 11/01/2012	2,615	2,615

Total Commercial Paper (Cost $159,725) ($ Thousands)		159,725

CERTIFICATES OF DEPOSIT — 12.0%
Australia & New Zealand Banking Group
0.276%, 11/27/2012	3,200	3,200
Bank of Montreal Chicago
0.270%, 04/19/2013	3,000	3,000
Bank of Nova Scotia
0.302%, 11/19/2012 (A)	1,170	1,170
0.301%, 11/20/2012 (A)	1,160	1,160
0.300%, 11/26/2012 (A)	800	800
0.330%, 01/10/2013	1,500	1,500

1	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Money Market Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of Tokyo-Mitsubishi UFJ NY
0.340%, 11/13/2012	$1,500	$1,500
0.330%, 11/27/2012	600	600
0.350%, 12/10/2012	128	128
0.290%, 12/13/2012	1,400	1,400
0.260%, 12/26/2012	3,200	3,200
0.250%, 01/03/2013	3,900	3,900
National Australia Bank
0.380%, 01/11/2013	2,000	2,000
0.380%, 01/15/2013	1,000	1,000
0.350%, 01/18/2013	2,000	2,000
Sumitomo Mitsui Banking
0.320%, 11/15/2012	2,000	2,000
0.320%, 11/21/2012	300	300
0.320%, 11/27/2012	300	300
0.240%, 01/14/2013	3,805	3,805
Toronto-Dominion Bank
0.313%, 11/03/2012 (A)	815	815
0.281%, 11/20/2012 (A)	2,920	2,920
0.300%, 01/22/2013	1,730	1,730
0.300%, 02/20/2013	5,000	5,000
0.270%, 02/28/2013	2,000	2,000
0.270%, 03/11/2013	2,500	2,500

Total Certificates of Deposit (Cost $47,928) ($ Thousands)		47,928

MUNICIPAL BONDS — 4.6%

California — 0.1%
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.180%, 11/01/2012 (A)	225	225

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.190%, 11/07/2012 (A)	395	395

Connecticut — 0.2%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.187%, 11/01/2012 (A)	660	660

Illinois — 0.3%
Illinois State, Toll Highway Authority, Ser Senior A-1A, RB
0.250%, 11/01/2012 (A)	1,375	1,375

Iowa — 0.3%
Iowa State, Finance Authority, Ser C, RB
0.187%, 11/01/2012 (A)	1,245	1,245

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Finance Authority, Ser G, RB
0.190%, 11/01/2012 (A)	$55	$55

		1,300

Massachusetts — 0.1%
Simmons College, RB
0.210%, 11/01/2012 (A)	220	220

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.190%, 11/07/2012 (A)	1,165	1,165

Minnesota — 0.2%
Minnesota, Office of Higher Education, Ser A, RB
0.180%, 11/01/2012 (A)	700	700

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.200%, 11/07/2012 (A)	260	260

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.170%, 11/07/2012 (A)	190	190

New Jersey — 0.4%
RBC Municipal Products Trust, RB
0.330%, 11/01/2012 (A)	1,665	1,665

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.197%, 11/01/2012 (A)	300	300

New York — 0.1%
City of New York, Sub-Ser D-3, GO
0.140%, 11/01/2012 (A)	485	485

Texas — 2.0%
JPMorgan Chase Putters, Ser 4262, RB
0.200%, 11/01/2012 (A)	1,440	1,440
JPMorgan Chase Putters, Ser 4264, RB
0.200%, 11/01/2012 (A)	3,020	3,020
Texas State, GO
0.210%, 11/06/2012 (A)	95	95
0.190%, 11/06/2012 (A)	375	375
0.210%, 11/07/2012 (A)	340	340
Texas State, Ser A, GO
0.190%, 11/06/2012 (A)	485	485

2	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Money Market Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Ser A-2, GO
0.200%, 11/07/2012 (A)	$1,000	$1,000
Texas State, Ser B, GO
0.210%, 11/01/2012 (A)	375	375
Texas State, Ser B2, GO
0.210%, 11/07/2012 (A)	100	100
Texas State, Ser I, GO
0.210%, 11/07/2012 (A)	195	195
University of Texas System, Ser B, RB
0.170%, 11/01/2012 (A)	540	540

		7,965

Wisconsin — 0.2%
Wisconsin State, Health & Educational Facilities Authority, RB
0.200%, 11/07/2012 (A)	800	800
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.210%, 11/07/2012 (A)	170	170

		970

Total Municipal Bonds (Cost $17,875) ($ Thousands)		17,875

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
FFCB
0.237%, 11/10/2012 (A)	1,000	1,000
FHLB
0.250%, 11/01/2012 (A)	975	975
0.260%, 11/01/2012 (A)	2,800	2,800
1.875%, 06/21/2013	2,830	2,859
FHLMC
0.470%, 11/01/2012 (A)	2,780	2,779
FNMA
0.410%, 11/01/2012 (A)	895	895
0.400%, 11/01/2012 (A)	500	500
0.241%, 11/20/2012 (A)	1,000	1,000
0.191%, 11/20/2012 (A)	1,480	1,479
FNMA, Ser 1
0.400%, 11/01/2012 (A)	1,000	1,000

Total U.S. Government Agency Obligations (Cost $15,287) ($ Thousands)		15,287

U.S. TREASURY OBLIGATIONS — 0.9%
U.S. Treasury Notes
0.500%, 11/30/2012	550	550
1.125%, 12/15/2012	625	626
1.375%, 01/15/2013	2,590	2,596

Total U.S. Treasury Obligations (Cost $3,772) ($ Thousands)		3,772

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 0.3%
General Electric Capital MTN
2.800%, 01/08/2013	$129	$129
Westpac Securities MTN
2.625%, 01/28/2013 (B)	1,235	1,242

Total Corporate Obligations (Cost $1,371) ($ Thousands)		1,371

REPURCHASE AGREEMENTS (D) — 38.3%
Barclays Capital
0.350%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $16,000,156 (collateralized by FNMA, ranging in par value $7,142,527-$9,513,375, 3.500%-4.500%, 01/01/32- 08/01/41, with total market value $16,320,000)	16,000	16,000
Citibank
0.320%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $16,000,142 (collateralized by various FHLMC obligations, ranging in par value $5,350,637-$14,546,100, 3.500%, 08/01/26-10/01/42, with total market value $16,320,146)	16,000	16,000
JPMorgan Chase
0.270%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $4,385,033 (collateralized by various Corporate obligations*, ranging in par value $20,000-2,800,000, 3.125%- 6.700%, 09/15/14-04/07/18, with total market value $4,606,702)	4,385	4,385
JPMorgan Chase
0.320%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $7,635,068 (collateralized by Anadarka Petroleum, par value $6,545,000, 6.375%, 09/15/17, with total market value $8,020,128)	7,635	7,635
JPMorgan Chase
0.270%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $16,000,120 (collateralized by FNMA, par value $15,685,000, 2.500%, 10/01/22, with total market value $16,322,784)	16,000	16,000

3	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Money Market Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mizuho
0.400%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $12,305,137 (collateralized by U.S. Treasury Notes, par value $10,997,300, 4.500%, 02/15/16, with total market value $12,551,117)	$12,305	$12,305
Mizuho
0.390%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $15,250,165 (collateralized by U.S. Treasury Notes, ranging in par value $6,294,500-$7,451,100 , 3.250%- 4.500%, 02/15/16-12/31/16, with total market value $15,555,208)	15,250	15,250
RBC Capital
0.250%, dated 10/25/2012, to be repurchased on 11/01/2012, repurchase price $4,638,225 (collateralized by Hannover Funding LLC, par value $4,778,298, 0.000%, 11/27/12, with total market value $4,777,528)	4,638	4,638
RBC Capital
0.270%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $16,000,120 (collateralized by FHLMC, ranging in par value $1,595,355-$17,168,156, 2.718%-3.500%, 09/01/26- 01/01/42, with total market value $16,320,123)	16,000	16,000
UBS
0.300%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $20,097,167 (collateralized by FNMA, par value $18,831,349, 4.000%, 01/01/42, with total market value $20,498,940)	20,097	20,097
Wells Fargo
0.270%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $8,515,064 (collateralized by various Corporate obligations*, ranging in par value $316,969-$703,000, 1.875%- 8.500%, 02/11/13-09/15/22, with total market value $8,940,817)	8,515	8,515

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo
0.300%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $16,000,133 (collateralized by FHLMC, par value $15,985,338, 2.085%, 08/01/42, with total market value $16,320,136)	$16,000	$16,000

Total Repurchase Agreements (Cost $152,825) ($ Thousands)		152,825

Total Investments — 100.0% (Cost $398,783)($ Thousands) †		$398,783

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at October 31, 2012, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
JPMorgan Chase	Anadarka Petroleum	6.375%	9/15/2017	$2,800
	Asciano Finance	3.125	9/23/2015	85
	Asciano Finance	5.000	4/7/2018	874
	Liberty Mutual Group	6.700	8/15/2016	50
	Midcontinent Express Pipeline	5.450	9/15/2014	65
	Tate & Lyle International	5.000	11/15/2014	20
Wells Fargo	Simon Property	2.800	1/30/2017	639
	Pride International	8.500	6/15/2019	501
	Pfizer	6.200	3/15/2019	317
	News America	3.000	9/15/2022	670
	Morgan Stanley	5.300	3/1/2013	646
	IBM	1.875	5/15/2019	615
	Goldman Sachs	6.000	5/1/2014	587
	General Electric Capital	5.400	9/20/2013	629
	Dow Chemical	5.900	2/15/2015	613
	DirecTV	4.600	2/15/2021	600
	Berkshire Hathaway	2.125	2/11/2013	677
	BMC Software	4.250	2/15/2022	703
	American Express	7.300	8/20/2013	445
	UBS	5.750	4/25/2018	559

Percentages are based on Net Assets of $398,766 ($Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN— Medium Term Note

4	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Money Market Fund

October 31, 2012

NY— New York

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Government Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.4%
FFCB
0.360%, 11/1/2012(A)	$6,000	$6,000
0.300%, 11/1/2012(A)	9,160	9,160
0.240%, 11/1/2012(A)	8,500	8,500
0.239%, 11/5/2012(A)	430	430
0.389%, 11/7/2012(A)	3,000	3,000
0.237%, 11/10/2012(A)	6,400	6,400
0.184%, 11/12/2012(A)	14,875	14,868
0.234%, 11/13/2012(A)	348	348
0.224%, 11/13/2012(A)	8,848	8,848
0.181%, 11/24/2012(A)	125	125
0.151%, 11/27/2012(A)	12,000	11,998
0.161%, 11/29/2012(A)	2,115	2,115
0.140%, 1/28/2013	4,420	4,419
2.200%, 4/8/2013	640	646
0.220%, 4/16/2013	380	380
4.150%, 5/15/2013	4,275	4,366
3.700%, 5/15/2013	854	870
4.000%, 5/21/2013	2,705	2,762
0.600%, 5/23/2013	1,500	1,503
0.250%, 5/24/2013	1,175	1,175
1.375%, 6/25/2013	1,420	1,431
3.880%, 7/8/2013	183	188
FFCB, Ser 1
0.283%, 12/22/2012(A)	2,000	2,000
0.260%, 1/25/2013(A)	1,470	1,470
FHLB
0.400%, 11/1/2012(A)	1,000	1,000
0.260%, 11/1/2012(A)	7,000	6,999
0.260%, 11/1/2012(A)	100	100
0.250%, 11/1/2012(A)	11,925	11,920
0.200%, 11/19/2012 to 4/30/2013	8,745	8,745
1.625%, 11/21/2012 to 6/14/2013	3,380	3,407
0.161%, 11/26/2012(A)	12,500	12,500
0.190%, 1/14/2013	2,905	2,905
1.500%, 1/16/2013	5,000	5,013
0.170%, 1/18/2013 to 7/17/2013	30,485	30,482
0.230%, 4/5/2013 to 6/6/2013	16,670	16,674
0.240%, 4/12/2013 to 7/25/2013	12,890	12,893
5.985%, 4/15/2013	720	739
0.125%, 4/23/2013 to 4/30/2013	24,875	24,866
0.370%, 4/26/2013	2,330	2,332
0.220%, 5/2/2013	5,700	5,701
0.300%, 5/7/2013	225	225
0.310%, 5/16/2013	2,250	2,251
3.625%, 5/29/2013	1,525	1,555
0.375%, 5/30/2013	1,635	1,637
0.350%, 6/6/2013 to 7/11/2013	2,350	2,352
5.375%, 6/14/2013	2,130	2,198
4.250%, 6/14/2013	620	636
3.750%, 6/14/2013	380	388
0.180%, 6/14/2013	7,000	7,000
1.875%, 6/21/2013	19,590	19,800
0.330%, 7/1/2013	3,665	3,668
FHLB, Ser 1
0.240%, 11/1/2012(A)	1,350	1,349

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FNMA
0.410%, 11/1/2012(A)	$5,000	$4,999
0.400%, 11/1/2012(A)	1,700	1,700
0.188%, 11/8/2012(A)	19,543	19,537
0.344%, 11/17/2012(A)	78	78
0.241%, 11/20/2012(A)	4,000	4,000
0.191%, 11/20/2012(A)	7,830	7,827
0.241%, 11/28/2012(A)	70	70
3.625%, 2/12/2013	1,313	1,326
3.250%, 4/9/2013	8,063	8,171
FNMA, Ser 1
0.400%, 11/1/2012(A)	5,850	5,850
0.370%, 11/1/2012(A)	435	435
4.750%, 11/19/2012	2,708	2,714
FNMA DN
0.155%, 1/4/2013(B)	11,435	11,432
Tennessee Valley Authority
6.000%, 3/15/2013	6,100	6,231
FHLMC DN
0.190%, 1/14/2013(B)	10,825	10,821
FHLMC
0.470%, 11/1/2012(A)	2,001	2,004
0.164%, 11/3/2012(A)	2,500	2,499
0.164%, 11/4/2012(A)	12,000	11,999
0.171%, 11/21/2012(A)	4,255	4,254
4.500%, 1/15/2013	15,807	15,945
1.625%, 4/15/2013	12,575	12,657
3.500%, 5/29/2013	11,595	11,815
4.000%, 6/12/2013	1,839	1,882
FHLMC MTN
0.154%, 11/2/2012(A)	8,000	8,000
4.250%, 5/22/2013	965	987

Total U.S. Government Agency Obligations (Cost $439,570) ($ Thousands)		439,570

U.S. TREASURY OBLIGATIONS — 18.5%
U.S. Treasury Notes
4.000%, 11/15/2012	19,000	19,028
1.375%, 11/15/2012 to 2/15/2013	87,745	87,978
3.375%, 11/30/2012	18,000	18,045
0.500%, 11/30/2012	59,000	59,015
1.125%, 12/15/2012	21,000	21,024
0.625%, 1/31/2013	12,740	12,754
3.875%, 2/15/2013	8,800	8,894
1.750%, 4/15/2013	16,000	16,113

Total U.S. Treasury Obligations (Cost $242,851) ($ Thousands)		242,851

1	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Government Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (D) — 47.9%
Credit Suisse
0.250%, dated 10/31/2012, to be repurchased on 11/1/2012, repurchase price $40,000,278 (collateralized by U.S. Treasury Notes, par value $40,770,000, 0.025%, 01/31/14, with total market value $40,802,004)	$40,000	$40,000
Goldman Sachs
0.240%, dated 10/31/2012, to be repurchased on 11/1/2012, repurchase price $150,001,000 (collateralized by various FHLMC obligations, ranging in par value $18,408,000-$80,359,000, 6.250%-6.625%, 11/15/30- 07/15/32, with total market value $153,002,152)	150,000	150,000
JPMorgan Chase
0.160%, dated 08/28/2012, to be repurchased on 11/26/2012, repurchase price $13,505,400 (collateralized by various FHLMC obligations, ranging in par value $6,100-$8,072,500, 0.000%- 6.120%, 07/21/14-03/23/28, with total market value $13,770,000) (C)	13,500	13,500
JPMorgan Chase
0.190%, dated 10/10/2012, to be repurchased on 1/8/2013, repurchase price $25,011,875 (collateralized by various FHLMC obligations, ranging in par value $2,000-$8,289,200, 0.000%- 10.350%, 02/03/13-07/15/32, with total market value $25,500,016) (C)	25,000	25,000
JPMorgan Chase
0.260%, dated 10/31/2012, to be repurchased on 11/1/2012, repurchase price $200,001,444 (collateralized by various FHLMC obligations, ranging in par value $3,000-$89,040,000, 0.000%- 9.375%, 02/08/13-09/15/60, with total market value $204,002,365)	200,000	200,000
UBS
0.300%, dated 10/31/2012, to be repurchased on 11/1/2012, repurchase price $2,770,023 (collateralized by GMAC LLC, par value $2,850,552, 0.381%, 12/19/12, with total market value $2,853,101)	2,770	2,770

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS
0.270%, dated 10/31/2012, to be repurchased on 11/1/2012, repurchase price $49,364,370 (collateralized by U.S. Treasury Notes, par value $48,335,200, 2.375%, 09/30/14, with total market value $50,351,293)	$49,364	$49,364
UBS
0.280%, dated 10/31/2012, to be repurchased on 11/1/2012, repurchase price $150,001,167 (collateralized by U.S. Treasury Notes, par value $152,928,300, 0.750%, 10/31/17, with total market value $153,000,023)	150,000	150,000

Total Repurchase Agreements (Cost $630,634) ($ Thousands)		630,634

Total Investments — 99.8% (Cost $1,313,055)($ Thousands) †		$1,313,055

Percentages are based on Net Assets of $1,315,155 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities considered illiquid. The total value of such securities as of October 31, 2012 was $38,500 ($ Thousands) and represented 2.9% of Net Assets.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

MTN — Medium Term Note

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

As of October 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Government II Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 80.5%
FFCB
0.360%, 11/1/2012 (B)	$20,500	$20,500
0.300%, 11/1/2012 (B)	14,240	14,240
0.240%, 11/1/2012 (B)	8,000	8,000
0.185%, 11/1/2012 (B)	7,000	6,999
0.239%, 11/5/2012 (B)	540	540
0.389%, 11/7/2012 (B)	13,000	13,000
0.237%, 11/10/2012 (B)	14,500	14,500
0.184%, 11/12/2012 (B)	14,835	14,828
0.234%, 11/13/2012 (B)	8,274	8,274
0.224%, 11/13/2012 (B)	775	775
0.202%, 11/19/2012 (B)	1,100	1,100
0.181%, 11/24/2012 (B)	180	180
0.211%, 11/27/2012 (B)	2,000	2,000
0.151%, 11/27/2012 (B)	14,000	13,998
0.201%, 11/28/2012 (B)	13,000	13,000
0.161%, 11/29/2012 (B)	7,170	7,170
2.500%, 1/14/2013	840	844
0.140%, 1/28/2013	1,880	1,880
0.700%, 3/25/2013	3,000	3,006
2.200%, 4/8/2013	610	615
0.220%, 4/16/2013	450	450
5.420%, 5/10/2013	180	185
4.150%, 5/15/2013	4,070	4,157
3.700%, 5/15/2013	813	828
4.000%, 5/21/2013	180	184
1.375%, 6/25/2013	5,045	5,084
3.880%, 7/8/2013	178	182
FFCB DN
0.110%, 11/5/2012 (A)	150,000	149,998
FFCB, Ser 1
0.283%, 12/22/2012 (B)	5,000	5,000
0.260%, 1/25/2013 (B)	1,848	1,848
FHLB
0.260%, 11/1/2012 (B)	4,500	4,499
0.260%, 11/1/2012 (B)	4,700	4,700
0.250%, 11/1/2012 (B)	11,390	11,385
0.164%, 11/13/2012 (B)	7,000	7,000
0.200%, 11/19/2012 to 5/2/2013	11,020	11,020
1.625%, 11/21/2012 to 6/14/2013	3,495	3,523
0.161%, 11/23/2012 (B)	2,750	2,750
0.161%, 11/26/2012 (B)	9,000	9,000
0.141%, 11/27/2012 (B)	2,350	2,350
0.210%, 1/4/2013	435	435
0.190%, 1/14/2013 to 2/22/2013	4,755	4,755
1.500%, 1/16/2013	11,410	11,441
0.125%, 1/17/2013 to 4/30/2013	26,745	26,736
0.170%, 1/23/2013 to 7/17/2013	26,620	26,616
0.375%, 1/29/2013	1,100	1,101
0.160%, 2/1/2013	9,105	9,105
0.180%, 2/15/2013	1,465	1,465
3.375%, 2/27/2013	7,230	7,304
0.300%, 3/19/2013 to 5/7/2013	950	950
0.230%, 4/5/2013 to 6/6/2013	16,285	16,289
0.250%, 4/10/2013 to 4/11/2013	8,815	8,817

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.240%, 4/12/2013 to 7/25/2013	$34,160	$34,169
0.370%, 4/26/2013	2,785	2,787
0.220%, 5/2/2013 to 6/4/2013	10,340	10,341
0.310%, 5/16/2013	325	325
3.625%, 5/29/2013	3,370	3,437
0.350%, 5/30/2013 to 7/11/2013	6,070	6,076
5.375%, 6/14/2013	2,655	2,740
4.250%, 6/14/2013	600	615
3.875%, 6/14/2013	990	1,012
3.750%, 6/14/2013	370	378
1.875%, 6/21/2013	16,750	16,929
0.330%, 7/1/2013	3,540	3,543
FHLB DN
0.051%, 11/1/2012 (A)	279,121	279,121
0.153%, 12/5/2012 (A)	2,590	2,590
0.150%, 12/7/2012 to 1/7/2013 (A)	10,670	10,669
0.147%, 1/2/2013 (A)	29,970	29,962
0.170%, 1/16/2013 (A)	11,760	11,756
FHLB, Ser 1
0.240%, 11/1/2012 (A)	1,305	1,304
Tennessee Valley Authority
6.000%, 3/15/2013	6,650	6,793
Tennessee Valley Authority DN
0.080%, 11/2/2012 (A)	32,130	32,130
0.140%, 11/8/2012 (A)	9,125	9,125

Total U.S. Government Agency Obligations (Cost $950,408) ($ Thousands)		950,408

U.S. TREASURY OBLIGATIONS — 19.4%
U.S. Treasury Bills (A)
0.105%, 11/1/2012	50,639	50,639
U.S. Treasury Notes
4.000%, 11/15/2012	15,500	15,523
1.375%, 11/15/2012 to 2/15/2013	70,055	70,239
3.375%, 11/30/2012	14,000	14,035
0.500%, 11/30/2012	22,500	22,506
1.125%, 12/15/2012	12,000	12,014
0.625%, 1/31/2013	3,000	3,003
3.875%, 2/15/2013	8,580	8,671
1.750%, 4/15/2013	24,000	24,170
3.125%, 4/30/2013	8,545	8,669

Total U.S. Treasury Obligations (Cost $229,469) ($ Thousands)		229,469

Total Investments — 99.9% (Cost $1,179,877)($ Thousands) †		$1,179,877

Percentages are based on Net Assets of $1,181,327 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

1	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Government II Fund

October 31, 2012

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 39.6%
ANZ National International
0.408%, 11/09/2012	$50,000	$50,000
0.364%, 11/14/2012	30,000	30,000
0.441%, 01/11/2013	47,000	46,959
0.381%, 01/18/2013	8,000	7,993
0.331%, 02/27/2013	21,200	21,177
Bank of Tokyo-Mitsubishi UFJ NY
0.300%, 12/28/2012 to 12/31/2012	7,896	7,892
BHP Billiton Finance USA
0.182%, 11/14/2012	19,865	19,864
BNZ International Funding
0.470%, 01/03/2013	29,955	29,930
Chariot Funding LLC
0.240%, 12/11/2012	13,905	13,901
0.250%, 01/11/2013	20,500	20,490
0.230%, 02/01/2013 to 02/04/2013	34,365	34,344
Coca-Cola
0.240%, 12/19/2012	41,000	40,987
0.230%, 02/19/2013	26,200	26,182
Commonwealth Bank of Australia
0.381%, 01/11/2013 to 01/14/2013	57,435	57,390
0.321%, 02/11/2013 to 02/13/2013	73,650	73,582
Fairway Finance LLC
0.240%, 01/09/2013	37,388	37,371
0.300%, 01/16/2013	8,835	8,829
0.230%, 02/04/2013 to 02/19/2013	63,840	63,799
0.260%, 04/08/2013	5,610	5,604
FCAR Owner Trust
0.250%, 11/05/2012 to 01/07/2013	43,415	43,395
0.280%, 11/14/2012 to 12/17/2012	21,770	21,766
0.451%, 01/02/2013	34,272	34,245
0.411%, 02/04/2013	17,665	17,646
0.401%, 03/13/2013	4,945	4,938
0.351%, 04/01/2013	31,295	31,249
Gotham Funding
0.280%, 11/13/2012	12,000	11,999
Jupiter Securitization LLC
0.250%, 01/03/2013	20,150	20,141
0.230%, 02/04/2013	11,800	11,793
Manhattan Asset Funding LLC
0.220%, 11/06/2012	9,635	9,635
0.330%, 11/20/2012	19,230	19,227
0.230%, 12/19/2012	39,070	39,058

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Market Street Funding LLC
0.200%, 01/09/2013	$29,400	$29,389
MetLife Short-Term Funding LLC
0.260%, 11/02/2012	10,250	10,250
0.250%, 12/10/2012	23,170	23,164
0.361%, 03/11/2013	33,845	33,801
0.331%, 04/11/2013	14,015	13,994
0.321%, 04/15/2013 to 04/22/2013	44,950	44,881
0.280%, 04/29/2013	23,618	23,585
Nestle Finance International
0.306%, 12/17/2012	23,490	23,481
0.255%, 03/26/2013	15,750	15,734
0.240%, 03/27/2013	25,000	24,976
0.250%, 04/15/2013 to 04/22/2013	128,810	128,660
New York Life Capital
0.170%, 11/19/2012	18,545	18,543
Old Line Funding LLC
0.240%, 01/31/2013	7,760	7,755
0.321%, 02/19/2013 to 03/15/2013	23,770	23,745
0.320%, 03/07/2013	8,025	8,016
0.311%, 04/08/2013	36,697	36,647
Sumitomo Mitsui Banking
0.250%, 01/03/2013	3,410	3,409
Thunder Bay Funding LLC
0.220%, 02/06/2013	52,110	52,079
0.321%, 03/04/2013	12,000	11,987
Toyota Credit Canada
0.210%, 02/01/2013	45,830	45,805
Victory Receivables
0.270%, 01/04/2013	16,028	16,020
Westpac Banking
0.310%, 02/05/2013	15,000	14,988
Westpac Securities
0.461%, 01/02/2013	45,301	45,265
Working Capital Management
0.220%, 11/01/2012	28,625	28,625

Total Commercial Paper (Cost $1,546,185) ($ Thousands)		1,546,185

CERTIFICATES OF DEPOSIT — 11.5%
Bank of Nova Scotia
0.300%, 11/26/2012(A)	10,000	10,000
0.330%, 01/10/2013	20,185	20,185
Bank of Tokyo-Mitsubishi UFJ NY
0.340%, 11/13/2012	44,900	44,900
0.350%, 12/10/2012	1,402	1,402
0.260%, 12/26/2012	53,650	53,650
0.240%, 01/28/2013	14,000	14,000

1	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

National Australia Bank
0.380%, 01/11/2013	$12,000	$12,000
0.380%, 01/15/2013	20,000	20,000
0.350%, 01/18/2013	20,000	20,000
0.365%, 01/25/2013	16,000	16,000
Sumitomo Mitsui Banking
0.240%, 01/14/2013	38,705	38,705
Toronto-Dominion Bank
0.313%, 11/03/2012 (A)	9,240	9,240
0.281%, 11/20/2012 (A)	37,870	37,870
0.190%, 01/09/2013	32,600	32,600
0.300%, 01/22/2013	23,740	23,740
0.300%, 02/20/2013	22,000	22,000
0.270%, 02/28/2013	44,000	44,000
0.260%, 03/14/2013	28,230	28,230

Total Certificates of Deposit (Cost $448,522) ($ Thousands)		448,522

MUNICIPAL BONDS — 5.1%

California — 0.1%
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.180%, 11/01/2012 (A)	3,385	3,385

Colorado — 0.4%
Colorado, Housing & Finance Authority, RB
0.230%, 11/07/2012 (A)	335	335
Colorado State, Housing & Finance Authority, Ser A1, RB
0.190%, 11/07/2012 (A)	1,735	1,735
0.230%, 11/07/2012 (A)	100	100
0.180%, 11/07/2012 (A)	2,975	2,975
0.190%, 11/07/2012 (A)	900	900
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.190%, 11/07/2012 (A)	3,665	3,665
Colorado State, Housing & Finance Authority, Ser B1, RB
0.210%, 11/07/2012 (A)	3,425	3,425
Colorado State, Housing & Finance Authority, Ser C1, RB
0.190%, 11/07/2012 (A)	1,000	1,000
Colorado State, Housing & Finance Authority, Ser CL1, RB
0.190%, 11/07/2012 (A)	200	200

		14,335

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut — 0.1%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.187%, 11/01/2012 (A)	$4,265	$4,265

Illinois — 0.5%
Illinois State, Toll Highway Authority, Ser Senior A-1A, RB
0.250%, 11/01/2012 (A)	20,370	20,370

Iowa — 0.3%
Iowa State, Finance Authority, Ser B, RB
0.220%, 11/01/2012 (A)	900	900
Iowa State, Finance Authority, Ser C, RB
0.187%, 11/01/2012 (A)	8,005	8,005
Iowa State, Finance Authority, Ser G, RB
0.190%, 11/01/2012 (A)	280	280
Iowa State, Finance Authority, Ser M, RB
0.200%, 11/01/2012 (A)	700	700

		9,885

Massachusetts — 0.1%
Simmons College, RB
0.210%, 11/01/2012 (A)	2,760	2,760

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.190%, 11/07/2012 (A)	17,365	17,365

Minnesota — 0.0%
Minnesota State, Housing Finance Agency, Ser T, RB
0.210%, 11/01/2012 (A)	195	195

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.200%, 11/07/2012 (A)	3,940	3,940

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.170%, 11/07/2012 (A)	2,945	2,945

2	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.197%, 11/01/2012 (A)	$3,600	$3,600

New York — 0.1%
City of New York, Sub-Ser D-3, GO
0.140%, 11/01/2012 (A)	5,765	5,765

Texas — 2.5%
JPMorgan Chase Putters, Ser 4262, RB
0.200%, 11/01/2012 (A)	16,795	16,795
JPMorgan Chase Putters, Ser 4264, RB
0.200%, 11/01/2012 (A)	35,285	35,285
Texas State, GO
0.190%, 11/06/2012 (A)	3,300	3,300
0.190%, 11/06/2012 (A)	4,125	4,125
0.210%, 11/06/2012 (A)	3,880	3,880
0.210%, 11/07/2012 (A)	5,045	5,045
Texas State, Ser A, GO
0.190%, 11/06/2012 (A)	3,830	3,830
Texas State, Ser A-2, GO
0.200%, 11/07/2012 (A)	400	400
Texas State, Ser B, GO
0.210%, 11/01/2012 (A)	5,710	5,710
Texas State, Ser B2, GO
0.210%, 11/07/2012 (A)	1,000	1,000
Texas State, Ser C, GO
0.210%, 11/07/2012 (A)	9,250	9,250
Texas State, Ser I, GO
0.210%, 11/07/2012 (A)	2,395	2,395
University of Texas System, Ser B, RB
0.170%, 11/01/2012 (A)	8,225	8,225

		99,240

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, RB
0.200%, 11/07/2012 (A)	8,300	8,300
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.210%, 11/07/2012 (A)	2,595	2,595

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.207%, 11/01/2012 (A)	$915	$915

		11,810

Total Municipal Bonds (Cost $199,860) ($ Thousands)		199,860

TIME DEPOSITS — 4.8%
Canadian Imperial Bank
0.140%, 11/01/2012	125,000	125,000
Citibank Canada
0.190%, 11/01/2012	64,170	64,170

Total Time Deposits (Cost $189,170) ($ Thousands)		189,170

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
FFCB
0.237%, 11/10/2012 (A)	10,000	9,999
FHLB
0.250%, 11/01/2012 (A)	14,705	14,699
0.260%, 11/01/2012 (A)	17,505	17,501
1.875%, 06/21/2013	35,655	36,024
FHLMC
0.470%, 11/01/2012 (A)	28,310	28,304
FNMA
0.400%, 11/01/2012 (A)	7,000	6,999
0.410%, 11/01/2012 (A)	11,000	10,998
0.241%, 11/20/2012 (A)	8,000	8,000
0.191%, 11/20/2012 (A)	18,235	18,229
FNMA, Ser 1
0.400%, 11/01/2012 (A)	22,900	22,899

Total U.S. Government Agency Obligations (Cost $173,652) ($ Thousands)		173,652

U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Notes
0.500%, 11/30/2012	7,800	7,802
1.125%, 12/15/2012	9,550	9,561
1.375%, 01/15/2013	31,650	31,728

Total U.S. Treasury Obligations (Cost $49,091) ($ Thousands)		49,091

CORPORATE OBLIGATIONS — 0.4%
ANZ National International
2.375%, 12/21/2012 (B)	440	441
General Electric Capital MTN
2.800%, 01/08/2013	1,598	1,605

3	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Shell International Finance BV
1.875%, 03/25/2013	$12,300	$12,377

Total Corporate Obligations (Cost $14,423) ($ Thousands)		14,423

REPURCHASE AGREEMENTS (D) — 32.9%
Barclays Capital
0.350%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $75,000,729 (collateralized by FNMA, par value $87,521,127, 4.500%, 03/01/41, with total market value $76,500,001)	75,000	75,000
Citibank
0.320%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $150,001,333 (collateralized by various FHLMC obligations, ranging in par value $279,020-$49,450,000, 2.043%- 5.000%, 11/01/25-11/01/42, with total market value $153,001,361)	150,000	150,000
JPMorgan Chase
0.270%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $44,730,335 (collateralized by various Corporate obligations*, ranging in par value $2,000-$11,605,000, 2.500%-9.625%, 04/28/13- 09/15/22, with total market value $46,968,398)	44,730	44,730
JPMorgan Chase
0.320%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $77,890,692 (collateralized by various Corporate obligations*, ranging in par value $5,000-$22,135,000, 2.500%-12.000%, 01/15/13- 07/02/22, with total market value $81,787,205)	77,890	77,890
JPMorgan Chase
0.270%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $110,000,825 (collateralized by FNMA, ranging in par value $6,835,000- $61,138,949, 2.500%-4.000%, 10/01/22-09/01/41, with total market value $112,202,241)	110,000	110,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital
0.250%, dated 10/25/2012, to be repurchased on 11/01/2012, repurchase price $47,151,292 (collateralized by various corporate obligations*, ranging in par value $2,123,634- $21,953,000, 0.000%-0.630%, 11/01/12-11/27/12, with total market value $48,565,832)	$47,149	$47,149
RBC Capital
0.270%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $127,855,959 (collateralized by various FHLMC obligations, ranging in par value $657,803-$109,816,422, 1.348%-4.500%, 10/01/32- 09/01/44, with total market value $130,413,078)	127,855	127,855
UBS
0.300%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $317,297,644 (collateralized by various FHLMC obligations, ranging in par value $8,362,699-$60,325,296, 3.500%-6.000%, 10/01/25- 10/01/42, with total market value $323,640,901)	317,295	317,295
Wells Fargo
0.270%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $86,905,652 (collateralized by various corporate obligations*, ranging in par value $175,031-$15,868,839, 0.000%-8.500%, 11/06/12- 09/15/22, with total market value $91,116,771)	86,905	86,905

4	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo
0.300%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $250,002,083 (collateralized by various FHLMC obligations, ranging in par value $18,366,459-$75,456,763, 3.000%-4.500%, 10/01/25- 10/01/42, with total market value $255,002,125)	$250,000	$250,000

Total Repurchase Agreements (Cost $1,286,824) ($ Thousands)		1,286,824

Total Investments — 100.0% (Cost $3,907,727)($ Thousands) †		$3,907,727

* A summary of the corporate obligations used to coliateralize repurchase agreements entered into by the Fund at October 31, 2012, is as follows:
Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
JPMorgan Chase	Alcoa	5.400%	04/15/21	$152
	Alcoa	6.750	07/15/18	674
	Alcoa	5.550	02/01/17	70
	Arrow Electronics	6.875	07/01/13	60
	Arrow Electronics	5.125	03/01/21	220
	Boston Scientific	6.000	01/15/20	5
	Cleveland Electric	5.650	12/15/13	2
	Cleveland Electric	5.700	04/01/17	90
	Energy Transfer Partners	6.700	07/01/18	92
	Energy Transfer Partners	9.000	04/15/19	124
	Energy Transfer Partners	5.200	02/01/22	1,460
	Entergy	5.125	09/15/20	590
	Fairfax Financial Holdings	8.250	10/01/15	5,840
	Flowserve	3.500	09/15/22	20
	Nisource Finance	6.125	03/01/22	22
	Nisource Finance	4.450	12/01/21	225
	Panhandle Eastern Pipeline	7.000	06/15/18	9,339
	Panhandle Eastern Pipeline	6.200	11/01/17	2,200
	Pernod Richard	4.250	07/15/22	315
	Pernod Richard	4.450	01/15/22	2,345
	Pernod Richard	5.750	04/07/21	1,570
	Qwest	7.741	06/15/23	205
	RPM	6.125	10/15/19	676
	Ruby Pipeline	6.000	04/01/22	224
	Sunoco	9.625	04/15/15	8
	Textron Financial	5.400	04/28/13	11,605
	Textron	6.200	03/15/15	25
	The Williams Company	7.875	09/01/21	20
	Transocean	2.500	10/15/17	2,536
	Transocean	6.500	11/15/20	97
	Virgin Media	6.500	01/15/18	525
	Willis North America	7.000	09/29/19	4
JPMorgan Chase	American Tower	5.900	11/01/21	35
	Arcelormittal	5.375	06/01/13	29
	Arcelormittal	4.500	02/25/17	322
	Arcelormittal	3.750	02/25/15	1,020
	Arcelormittal	3.750	03/01/16	35
	Arcelormittal	5.500	03/01/21	485
	Arcelormittal	6.125	06/01/18	4,965
	Brandywine Operating Partnership	7.500	05/15/15	5
	Centurytel	5.800	03/15/22	4,800
	Centurytel	5.000	02/15/15	1,000
	Centurytel	6.450	06/15/21	26
	DDR	9.625	03/15/16	4,625
	DDR	4.750	04/15/18	89
	Discover	7.000	04/15/15	99
	El Paso Pipeline Partners	6.500	04/01/20	47
	El Paso Pipeline Partners	4.100	11/15/15	75
	Embarq	7.082	06/01/16	50
	Entergy	5.125	09/15/20	22,135
	Ford Motor Credit	6.520	03/10/13	100
	Ford Motor Credit	7.000	10/01/13	470
	Ford Motor Credit	8.000	12/15/16	100
	Ford Motor Credit	7.000	04/15/15	5,200
	Ford Motor Credit	3.875	01/15/15	5
	Ford Motor Credit	2.500	01/15/16	6,000
	Ford Motor Credit	12.000	05/15/15	900
	Ford Motor Credit	4.250	02/03/17	20
	Ford Motor Credit	8.700	10/01/14	25
	Ford Motor Credit	5.750	02/01/21	340
	Ford Motor Credit	5.000	05/15/18	105
	Ford Motor Credit	5.875	08/02/21	6,111
	International Lease Finance	7.125	09/01/18	25
	Owens Corning	6.500	12/01/16	93
	Pioneer Natural Resources	5.875	07/15/16	5
	QVC	5.125	07/02/22	234
	QVC	7.375	10/15/20	247
	QVC	7.125	04/15/17	55
	QVC	7.500	10/01/19	114
	Qwest	7.125	04/01/18	725
	Regions Financial	7.750	11/10/14	55
	Regions Financial	5.750	06/15/15	15
	SLM	4.625	09/25/17	8,008
	SLM	6.000	01/25/17	1,527
	SLM	7.250	01/25/22	1,049
	SLM	8.000	03/25/20	164
	SLM	5.000	10/01/13	89
	SLM	5.375	01/15/13	15
	SLM	8.450	06/15/18	189
	SLM	3.631	01/27/14	500
	SLM	6.250	01/25/16	2,030
	The Gap	5.950	04/12/21	99
RBC	Hannover Funding	0.000	11/27/12	21,222
	Liberty Funding	0.000	11/08/12	2,124
	Ridgefield Funding	0.600	11/01/12	3,272
	White Point Funding	0.630	11/05/12	2,195
Wells Fargo	Viacom	4.375	09/15/14	3,215
	Viacom	3.125	06/15/22	695
	Verizon Wireless	8.500	11/15/18	949
	Verizon	1.250	11/03/14	650
	Verizon	5.550	02/15/16	567
	Verizon	4.350	02/15/13	2,120
	United Health Group	4.750	02/10/14	630
	Time Warner Cable	4.000	09/01/21	501
	Time Warner Cable	6.750	07/01/18	835
	Time Warner Cable	5.850	05/01/17	2,675
	Thomson	5.950	07/15/13	500
	Thermo Electron	1.850	01/15/18	4,420
	Teva Pharmaceutical	1.339	11/08/13	2,595
	Teck	4.750	01/15/22	512
	Tech Data	3.750	09/21/17	1,550
	Statoil Hydro	3.875	04/15/14	595
	The Royal Bank of Scotland	3.950	09/21/15	578
	Private Funding	0.000	04/19/13	5,734
	Pfizer	6.200	03/15/19	175
	Pepsi Americas	4.375	02/15/14	598
	National City Bank	4.625	05/01/13	3,244
	Morgan Stanley	7.300	05/13/19	508
	Microsoft	4.200	07/01/19	523
	Mcdonalds	3.625	05/20/21	15,869
	Keycorp	6.500	05/14/13	5,347
	Itau Unibanco	6.200	12/21/21	550
	Itau Unibanco	6.200	04/15/20	561
	IBM	4.750	11/29/12	591
	IBM	1.875	08/01/22	607
	Goldman Sachs	5.750	01/24/22	507
	General Electric Capital	5.625	05/01/18	4,671
	FCAR	0.000	05/15/13	590
	EI Dupont De Nemours	5.000	07/15/13	585
	John Deere Capital	2.250	04/17/19	5,963
	CommonWealth Bank of Australia	5.000	11/06/12	6,000
	Boardwalk Pipelines	5.500	02/01/17	555
	Avalon Bay	2.950	09/15/22	605
	Apache	3.625	02/01/21	537
	ANZ National International	1.850	10/15/15	5,345
	ABN AMRO Funding	0.000	02/14/13	600
	Westpac	2.100	08/02/13	258

5	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Prime Obligation Fund

October 31, 2012

Percentages are based on Net Assets of $3,907,628 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by major bank.

(D)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2012, all of the Fund’s investments are Level 2 in accordance with
ASC 820.

As of October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Treasury Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 41.5%
U.S. Treasury Bills (A)
0.143%, 01/03/2013	$930	$930
0.145%, 01/10/2013	1,860	1,860
U.S. Treasury Notes
4.000%, 11/15/2012	9,000	9,013
1.375%, 11/15/2012 to 02/15/2013	29,545	29,620
3.375%, 11/30/2012	6,200	6,216
0.500%, 11/30/2012 to 05/31/2013	14,000	14,009
1.125%, 12/15/2012 to 06/15/2013	17,955	18,029
2.875%, 01/31/2013	8,305	8,361
0.625%, 01/31/2013 to 04/30/2013	9,540	9,554
3.875%, 02/15/2013	2,960	2,991
1.750%, 04/15/2013	7,260	7,311
3.125%, 04/30/2013	3,130	3,175
3.500%, 05/31/2013	2,625	2,675
1.000%, 07/15/2013	6,250	6,286
0.375%, 07/31/2013	8,990	9,002

Total U.S. Treasury Obligations (Cost $129,032) ($ Thousands)		129,032

REPURCHASE AGREEMENTS (B) — 58.3%
Barclays Capital
0.300%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $22,000,183 (collateralized by U.S. Treasury Bonds, par value $17,077,800, 4.375%, 02/15/38, with total market value $22,440,130)	22,000	22,000
Citibank
0.270%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $22,000,165 (collateralized by U.S. Treasury Notes, par value $22,452,400, 0.250%, 09/15/14, with total market value $22,440,224)	22,000	22,000
Credit Suisse
0.250%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $22,000,153 (collateralized by U.S. Treasury Notes, par value $22,425,000, 0.250%, 01/31/14, with total market value $22,442,603)	22,000	22,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs
0.150%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $35,000,146 (collateralized by U.S. Treasury Notes, par value $34,833,600, 1.875%, 02/28/14, with total market value $35,700,209)	$35,000	$35,000
JPMorgan Chase
0.160%, dated 08/16/2012, to be repurchased on 11/14/2012, repurchase price $5,002,000 (collateralized by various U.S. Treasury obligations, ranging in par value $4,200-$1,745,000, 0.625%- 8.750%, 04/30/13-08/15/41, with total market value $5,103,398) (C)	5,000	5,000
JPMorgan Chase
0.150%, dated 08/28/2012, to be repurchased on 11/26/2012, repurchase price $2,500,938 (collateralized by various U.S. Treasury obligations, ranging in par value $3,000-$1,075,000, 0.250%- 8.750%, 10/31/13-08/15/28, with total market value $2,552,133) (C)	2,500	2,500
JPMorgan Chase
0.250%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $22,000,153 (collateralized by U.S. Treasury Notes, par value $22,555,000, 1.625%, 08/15/22, with total market value $22,441,324)	22,000	22,000
JPMorgan Chase
0.140%, dated 08/21/2012, to be repurchased on 11/19/2012, repurchase price $5,001,750 (collateralized by U.S. Treasury Notes, ranging in par value $225,000-$3,005,000, 0.250%- 2.125%, 09/15/14-02/29/16, with total market value $5,102,136) (C)	5,000	5,000
RBC Capital
0.220%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $22,000,134 (collateralized by various U.S. Treasury Notes, ranging in par value $1,924,900-20,223,200, 1.250%- 1.625%, 04/15/14-08/15/22, with total market value $22,440,219)	22,000	22,000

1	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Treasury Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS
0.270%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $24,072,181 (collateralized by U.S. Treasury Notes, par value $23,570,400, 2.375%, 09/30/14, with total market value $24,553,537)	$24,072	$24,072

Total Repurchase Agreements (Cost $181,572) ($ Thousands)		181,572

Total Investments — 99.8% (Cost $310,604)($ Thousands) †		$310,604

Percentages are based on Net Assets of $311,182 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

(C)	Securities considered illiquid. The total value of such securities as of October 31, 2012 was $12,500 ($ Thousands) and represented 4.0% of Net Assets.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2012, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Treasury II Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 101.5%
U.S. Treasury Bills (A)
0.086%, 11/01/2012	$359,969	$359,969
0.073%, 11/08/2012	20,000	20,000
0.125%, 11/15/2012	25,000	24,999
0.112%, 01/03/2013	66,233	66,220
0.145%, 01/10/2013	3,895	3,894
0.140%, 01/17/2013	8,000	7,998
0.101%, 01/24/2013	30,000	29,993
U.S. Treasury Notes
4.000%, 11/15/2012	26,500	26,539
1.375%, 11/15/2012 to 02/15/2013	75,610	75,806
3.375%, 11/30/2012	8,700	8,722
0.500%, 11/30/2012 to 05/31/2013	36,000	36,032
1.125%, 12/15/2012 to 06/15/2013	26,700	26,811
0.625%, 01/31/2013	5,000	5,006
2.875%, 01/31/2013	11,000	11,074
3.875%, 02/15/2013	5,215	5,270
3.125%, 04/30/2013	13,780	13,981
1.750%, 04/15/2013	15,035	15,141
3.500%, 05/31/2013	5,875	5,988
1.000%, 07/15/2013	5,550	5,582
0.375%, 07/31/2013	8,230	8,241

Total U.S. Treasury Obligations (Cost $757,266) ($ Thousands)		757,266

Total Investments — 101.5% (Cost $757,266)($ Thousands) †		$757,266

Percentages are based on Net Assets of $746,297 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of October 31, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2012, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 36.3%

Banks — 9.3%
ANZ National International
2.375%, 12/21/2012 (A)	$171	$171
Banco Santander Chile
2.875%, 11/13/2012 (A)	130	130
Bank of America
1.500%, 10/09/2015	960	961
Bank of America MTN
1.733%, 01/30/2014 (B)	350	353
Bank of Montreal
2.125%, 06/28/2013	252	255
1.300%, 10/31/2014 (A)	1,305	1,328
Bank of Montreal MTN
0.878%, 09/11/2015 (B)	500	502
0.783%, 04/29/2014 (B)	250	251
Bank of New York Mellon
0.583%, 07/28/2014 (B)	200	200
Bank of New York Mellon MTN
1.200%, 02/20/2015	312	316
Bank of Nova Scotia
1.850%, 01/12/2015	1,000	1,026
0.848%, 09/11/2015 (B)	800	799
Bank of Tokyo-Mitsubishi
2.600%, 01/22/2013 (A)	776	779
BB&T
1.013%, 04/28/2014 (B)	525	529
BB&T MTN
3.375%, 09/25/2013	629	645
BPCE
2.375%, 10/04/2013 (A)	504	505
Canadian Imperial Bank of Commerce
1.450%, 09/13/2013	352	355
0.900%, 09/19/2014 (A)	1,300	1,312
0.900%, 10/01/2015	400	403
Credit Suisse NY
1.300%, 01/14/2014 (B)	660	665
Danske Bank MTN
1.390%, 04/14/2014 (A)(B)	1,050	1,040
Deutsche Bank
2.375%, 01/11/2013	158	159
Fifth Third Bank
0.545%, 05/17/2013 (B)	270	270
HSBC Bank PLC
1.130%, 01/17/2014 (A)(B)	923	928
ING Bank
2.650%, 01/14/2013 (A)	262	263
2.009%, 09/25/2015 (A)(B)	550	553
2.000%, 10/18/2013 (A)	314	317
Nordea Bank
1.750%, 10/04/2013 (A)	314	318
Royal Bank of Canada MTN
0.630%, 04/17/2014 (B)	1,000	1,003

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Royal Bank of Scotland Group PLC
2.550%, 09/18/2015	$295	$302
Royal Bank of Scotland Group PLC
3.400%, 08/23/2013	420	428
Societe Generale
2.200%, 09/14/2013 (A)	525	530
Standard Chartered PLC
1.388%, 05/12/2014 (A)(B)	1,000	1,000
State Street
0.760%, 03/07/2014 (B)	357	358
Sumitomo Mitsui Banking
1.350%, 07/18/2015	250	254
Swedbank Hypotek
0.812%, 03/28/2014 (A)(B)	700	700
Toronto-Dominion Bank
0.875%, 09/12/2014 (A)	1,030	1,039
0.640%, 07/14/2014 (B)	620	623
US Bank
0.620%, 10/14/2014 (B)	300	299
Wells Fargo
1.500%, 07/01/2015	500	508

		22,377

Consumer Products — 1.8%
Best Buy
7.000%, 07/15/2013	420	429
DIRECTV Holdings LLC
3.500%, 03/01/2016	232	248
Hasbro
6.125%, 05/15/2014	500	539
Johnson Controls
0.723%, 02/04/2014 (B)	860	863
President and Fellows of Harvard College
3.700%, 04/01/2013	278	282
Staples
9.750%, 01/15/2014	530	582
Time Warner Cable
7.500%, 04/01/2014	450	492
Viacom
1.250%, 02/27/2015	247	249
Walgreen
0.899%, 03/13/2014 (B)	680	682

		4,366

Energy — 1.2%
BP Capital Markets PLC
5.250%, 11/07/2013	525	550
1.008%, 03/11/2014 (B)	1,000	1,007
Enterprise Products Operating LLC
1.250%, 08/13/2015	45	45
Schlumberger Investment
0.954%, 09/12/2014 (A)(B)	575	578
Schlumberger Norge
1.250%, 08/01/2017 (A)	145	145

1	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Valero Energy
4.750%, 06/15/2013	$420	$431

		2,756

Financial Services — 8.5%
American Express Credit MTN
1.504%, 06/12/2015 (B)	615	627
American Honda Finance
1.850%, 09/19/2014 (A)	750	763
0.762%, 05/08/2014 (A)(B)	450	452
American Honda Finance MTN
2.500%, 09/21/2015 (A)	500	518
ASIF Global Financing XIX
4.900%, 01/17/2013 (A)	550	554
Caisse Centrale Desjardins du Quebec
1.700%, 09/16/2013 (A)	660	667
Caterpillar Financial Services MTN
1.100%, 05/29/2015	500	506
CDP Financial
3.000%, 11/25/2014 (A)	690	723
Citigroup
5.125%, 05/05/2014	263	278
2.250%, 08/07/2015	625	641
1.290%, 04/01/2014 (B)	205	205
Daimler Finance North America LLC
2.300%, 01/09/2015 (A)	750	770
1.130%, 04/10/2014 (A)(B)	200	201
ERAC USA Finance LLC
2.750%, 07/01/2013 (A)	255	259
2.250%, 01/10/2014 (A)	135	137
1.400%, 04/15/2016 (A)	240	242
General Electric Capital
1.389%, 07/02/2015 (B)	1,005	1,013
General Electric Capital MTN
2.625%, 12/28/2012	300	301
1.308%, 05/09/2016 (B)	500	500
Hartford Financial Services Group
4.625%, 07/15/2013	371	380
Hyundai Capital America
1.625%, 10/02/2015 (A)	685	689
John Deere Capital
0.950%, 06/29/2015	500	505
John Deere Capital MTN
1.875%, 06/17/2013	210	212
0.490%, 07/15/2013 (B)	328	329
National Rural Utilities Cooperative Finance
1.125%, 11/01/2013	101	102
1.000%, 02/02/2015	650	656
NCUA Guaranteed Notes
0.234%, 06/12/2013 (B)	265	265
Nissan Motor Acceptance
3.250%, 01/30/2013 (A)	1,272	1,280
PACCAR Financial MTN
0.664%, 06/05/2014 (B)	305	306
Principal Life Global Funding II
0.976%, 07/09/2014 (A)(B)	500	500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Principal Life Income Funding Trusts MTN
5.100%, 04/15/2014	$250	$266
Rio Tinto Finance USA
8.950%, 05/01/2014	500	560
Sun Life Financial Global Funding III
0.588%, 10/06/2013 (A)(B)	655	651
Toyota Motor Credit
0.875%, 07/17/2015	500	502
Toyota Motor Credit MTN
1.375%, 08/12/2013	420	424
0.797%, 10/11/2013 (B)	250	251
USAA Capital
3.500%, 07/17/2014 (A)	250	262
Ventas Realty
3.125%, 11/30/2015	519	550
Volkswagen International Finance
0.970%, 04/01/2014 (A)(B)	1,250	1,255
Xstrata Finance Canada
1.800%, 10/23/2015 (A)	1,300	1,303

		20,605

Food, Beverage & Tobacco — 2.8%
Anheuser-Busch InBev Worldwide
0.800%, 07/15/2015	650	652
0.700%, 07/14/2014 (B)	600	603
BAT International Finance PLC
1.400%, 06/05/2015 (A)	845	854
Campbell Soup
0.613%, 08/01/2014 (B)	640	643
Coca-Cola Enterprises
0.734%, 02/18/2014 (B)	524	525
ConAgra Foods
1.350%, 09/10/2015	65	66
Heineken
0.800%, 10/01/2015 (A)	375	376
Kraft Foods
1.625%, 06/04/2015 (A)	625	638
PepsiCo
0.800%, 08/25/2014	297	298
Philip Morris International
2.500%, 05/16/2016	500	528
Reynolds American
7.250%, 06/01/2013	550	571
1.050%, 10/30/2015	260	261
SABMiller Holdings
1.850%, 01/15/2015 (A)	650	666

		6,681

Health Care — 1.8%
Aristotle Holding
2.750%, 11/21/2014 (A)	1,000	1,037
Covidien International Finance
1.875%, 06/15/2013	565	570
Quest Diagnostics
1.223%, 03/24/2014 (B)	735	740

2	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sanofi
0.672%, 03/28/2014 (B)	$1,000	$1,005
Teva Pharmaceutical Finance III BV
0.876%, 03/21/2014 (B)	720	724
Thermo Fisher Scientific
2.050%, 02/21/2014	137	140
WellPoint
1.250%, 09/10/2015	210	212

		4,428

Industrials — 1.4%
Boeing
1.875%, 11/20/2012	152	152
Danaher
1.300%, 06/23/2014	670	679
Eaton
0.719%, 06/16/2014 (B)	430	431
General Electric
0.850%, 10/09/2015	715	716
Penske Truck Leasing LP
2.500%, 07/11/2014 (A)	70	71
Tyco Electronics Group
5.950%, 01/15/2014	710	753
United Technologies
1.200%, 06/01/2015	280	285
0.688%, 12/02/2013 (B)	250	251

		3,338

Information Technology — 0.9%
eBay
0.875%, 10/15/2013	145	145
Hewlett-Packard
0.823%, 05/30/2014 (B)	1,000	989
Xerox
1.257%, 05/16/2014 (B)	995	994

		2,128

Insurance — 2.6%
Allstate Life Global Funding Trust MTN
5.375%, 04/30/2013	450	461
American International Group
4.250%, 09/15/2014	650	688
Berkshire Hathaway Finance
0.680%, 01/10/2014 (B)	1,029	1,033
MBIA Insurance
14.000%, 01/15/2033 (A)(B)	210	102
Metropolitan Life Global Funding I
1.700%, 06/29/2015 (A)	850	868
1.100%, 01/10/2014 (A)(B)	420	422
Metropolitan Life Global Funding I MTN
5.125%, 04/10/2013 (A)	420	428
Monumental Global Funding III
0.540%, 01/15/2014 (A)(B)	378	374
New York Life Global Funding
1.300%, 01/12/2015 (A)	750	761
0.614%, 04/04/2014 (A)(B)	500	501

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Prudential Financial MTN
5.100%, 09/20/2014	$462	$498
2.750%, 01/14/2013	263	264

		6,400

Investment Banker/Broker Dealer — 2.3%
Credit Agricole Home Loan
1.069%, 07/21/2014 (A)(B)	400	396
Goldman Sachs Group
1.439%, 02/07/2014 (B)	715	718
0.843%, 01/12/2015 (B)	405	400
Goldman Sachs Group MTN
6.000%, 05/01/2014	119	128
JPMorgan Chase MTN
1.116%, 01/24/2014 (B)	419	422
0.985%, 10/15/2015 (B)	1,425	1,425
Morgan Stanley
4.200%, 11/20/2014	839	875
1.916%, 01/24/2014 (B)	525	528
Morgan Stanley, Ser G MTN
0.651%, 01/09/2014 (B)	252	250
UBS
1.875%, 01/23/2015 (A)	425	433

		5,575

Materials — 0.4%
Anglo American Capital PLC
2.150%, 09/27/2013 (A)	376	379
E.I. du Pont de Nemours
0.789%, 03/25/2014 (B)	580	583

		962

Media — 0.3%
NBCUniversal Media LLC
2.100%, 04/01/2014	734	748

Security And Commodity Brokers — 0.4%
MassMutual Global Funding II
0.720%, 01/14/2014 (A)(B)	874	877

Sovereign — 0.1%
Republic of Austria MTN
2.000%, 11/15/2012 (A)	234	234

Telephones & Telecommunication — 0.8%
British Telecommunications PLC
1.504%, 12/20/2013 (B)	300	302
Cellco Partnership
5.550%, 02/01/2014	660	700
Telefonica Emisiones SAU
2.582%, 04/26/2013	390	390
Verizon Communications
1.250%, 11/03/2014	500	508

		1,900

Utilities — 1.7%
Appalachian Power
0.810%, 08/16/2013 (B)	425	426

3	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Commonwealth Edison
1.625%, 01/15/2014	$1,032	$1,045
Dominion Resources
1.800%, 03/15/2014	620	629
DTE Energy
1.118%, 06/03/2013(B)	430	431
Duke Energy Carolinas LLC
5.750%, 11/15/2013	200	211
Georgia Power
1.300%, 09/15/2013	300	302
NextEra Energy Capital Holdings
1.611%, 06/01/2014	360	364
Sempra Energy
1.149%, 03/15/2014(B)	800	804

		4,212

Total Corporate Obligations (Cost $87,043) ($ Thousands)		87,587

MORTGAGE-BACKED SECURITIES — 31.5%

Agency Mortgage-Backed Obligations — 18.1%
FHLB
0.310%, 12/06/2013	3,000	3,002
FHLMC
2.194%, 02/01/2022(B)	233	250
2.182%, 02/01/2030(B)	167	179
1.125%, 11/23/2015	1,300	1,301
0.375%, 11/27/2013	7,260	7,270
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/2023	20	20
FHLMC REMIC, Ser 2003-2654, Cl OG
5.000%, 02/15/2032	205	210
FHLMC REMIC, Ser 2004-2778, Cl JD
5.000%, 12/15/2032	199	205
FHLMC REMIC, Ser 2004-2791, Cl UD
5.000%, 05/15/2018	62	63
FHLMC REMIC, Ser 2007-3349, Cl HB
5.500%, 06/15/2031	37	37
FHLMC TBA
2.500%, 11/15/2027	1,900	1,984
FNMA
6.000%, 01/01/2027	210	233
5.399%, 11/01/2013	708	713
5.000%, 04/01/2021 to 03/01/2025	3,179	3,465
2.990%, 01/01/2015	1,250	1,255
2.340%, 01/01/2029 (B)	24	25
2.313%, 09/01/2024 (B)	134	142
2.271%, 11/01/2023 (B)	68	71
2.245%, 11/01/2025 (B)	20	21
2.182%, 09/01/2024 (B)	53	55
2.014%, 05/01/2028 (B)	133	141
1.990%, 01/01/2017	480	489
1.940%, 01/01/2017	572	588
1.650%, 12/14/2016	975	977
1.475%, 11/01/2021(B)	32	32
0.700%, 05/29/2015	315	315
0.600%, 11/14/2013	5,000	5,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA Benchmark REMIC, Ser 2007- B1, Cl BE
5.450%, 12/25/2020	$299	$306
FNMA REMIC, Ser 1993-220, Cl FA
0.819%, 11/25/2013 (B)	5	5
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	38	41
FNMA REMIC, Ser 2001-33, Cl FA
0.661%, 07/25/2031 (B)	44	44
FNMA REMIC, Ser 2002-64, Cl FG
0.463%, 10/18/2032 (B)	33	33
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/2017	451	482
FNMA REMIC, Ser 2008-68, Cl VM
5.500%, 07/25/2019	203	205
FNMA REMIC, Ser 2009-12, Cl KA
5.500%, 02/25/2038	141	143
FNMA TBA
3.500%, 11/01/2040	1,900	2,024
3.000%, 11/25/2026	4,300	4,536
2.500%, 11/25/2027	3,400	3,558
GNMA, Ser 2010-122, Cl A
1.897%, 01/16/2032	388	393
GNMA, Ser 2011-110, Cl A
2.237%, 03/16/2033	312	320
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	248	254
NCUA Guaranteed Notes, Ser 2010- R1, Cl 1A
0.678%, 10/07/2020 (B)	914	917
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/2020	59	60
NCUA Guaranteed Notes, Ser 2010- R2, Cl 1A
0.588%, 11/06/2017 (B)	227	227
NCUA Guaranteed Notes, Ser 2011- R1, Cl 1A
0.668%, 01/08/2020 (B)	204	204
NCUA Guaranteed Notes, Ser 2011- R2, Cl 1A
0.619%, 02/06/2020 (B)	324	324
NCUA Guaranteed Notes, Ser 2011- R3, Cl 1A
0.615%, 03/11/2020 (B)	951	954
NCUA Guaranteed Notes, Ser 2011- R4, Cl 1A
0.599%, 03/06/2020 (B)	345	346
NCUA Guaranteed Notes, Ser 2011- R6, Cl 1A
0.599%, 05/07/2020 (B)	469	470

		43,889

4	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Non-Agency Mortgage-Backed Obligations — 13.4%
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/2037 (A)	$157	$164
Arkle Master Issuer PLC, Ser 2010-2A,Cl 1A1
1.834%, 05/17/2060 (A)(B)	876	884
Arkle Master Issuer PLC, Ser 2011-1A,Cl 2A
1.580%, 05/17/2060 (A)(B)	400	404
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.724%, 08/15/2029 (A)(B)	9	9
Banc of America Merrill Lynch Commercial Mortgage, Ser 2003-2,Cl A4
5.061%, 03/11/2041 (B)	340	349
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.100%, 07/25/2035 (B)	515	475
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.833%, 11/25/2035 (B)	62	53
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.998%, 06/25/2035 (B)	198	171
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.950%, 08/25/2035 (B)	322	249
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.995%, 02/25/2036 (B)	146	102
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/2038	32	32
Bear Stearns Commercial Mortgage Securities, Ser 2003-PWR2, Cl A4
5.186%, 05/11/2039 (B)	570	584
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl A2
5.613%, 06/11/2050	140	144
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A2
5.330%, 01/12/2045	21	21
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	434	434
Citigroup Commercial Mortgage Trust, Ser C2, Cl A5
4.733%, 10/15/2041	375	400
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.857%, 09/25/2034 (B)	97	98
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.984%, 03/25/2036 (B)	273	203

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMM 2010-C1 Mortgage Trust, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (A)	$529	$560
COMM 2012-CCRE2 Mortgage Trust, Ser CR2, Cl A1
0.824%, 08/15/2045	340	341
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/2030 (A)	164	167
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.314%, 12/15/2020 (A)(B)	95	94
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	295	295
Countrywide Home Loans, Ser 2004- 29, Cl 1A1
0.751%, 02/25/2035 (B)	38	34
Countrywide Home Loans, Ser 2005- HY10, Cl 3A1A
2.747%, 02/20/2036 (B)	255	189
Credit Suisse First Boston Mortgage Securities, Ser 2003-C5, Cl A4
4.900%, 12/15/2036 (B)	476	491
Credit Suisse First Boston Mortgage Securities, Ser 2003-CK2, Cl A4
4.801%, 03/15/2036	328	329
Credit Suisse First Boston Mortgage Securities, Ser C4, Cl A4
5.137%, 08/15/2036 (B)	403	410
DBUBS Mortgage Trust, Ser 2011- LC1A, Cl A1
3.742%, 11/10/2046 (A)	531	576
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.762%, 02/25/2048 (A)(B)	433	434
FDIC Trust, Ser 2012-C1, Cl A
0.841%, 05/25/2035 (A)(B)	869	871
Fosse Master Issuer PLC, Ser 2011-1A, Cl A2
1.725%, 10/18/2054 (A)(B)	539	547
GE Capital Commercial Mortgage, Ser 2003-C2, Cl A4
5.145%, 07/10/2037	248	252
GE Capital Commercial Mortgage, Ser C1, Cl A4
4.819%, 01/10/2038	215	216
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.457%, 05/10/2040 (B)	550	565
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	54	54
GMAC Mortgage Loan Trust, Ser 2005- AR6, Cl 2A1
3.569%, 11/19/2035 (B)	284	242

5	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2003-C1, Cl A4
4.111%, 07/05/2035	$437	$442
Greenwich Capital Commercial Funding, Ser 2003-C2, Cl A4
4.915%, 01/05/2036	190	195
GS Mortgage Securities II, Ser 2004- GG2, Cl A5
5.279%, 08/10/2038 (B)	198	200
GS Mortgage Securities II, Ser 2007- EOP, Cl A1
1.103%, 03/06/2020 (A)(B)	429	429
GS Mortgage Securities II, Ser 2007- EOP, Cl A3
1.456%, 03/06/2020 (A)(B)	734	734
GS Mortgage Securities II, Ser 2010- C2, Cl A1
3.849%, 12/10/2043 (A)	549	597
GS Mortgage Securities II, Ser 2011- GC3, Cl A1
2.331%, 03/10/2044 (A)	354	363
GS Mortgage Securities II, Ser C1, Cl A3
4.608%, 01/10/2040	81	81
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 2A1
3.087%, 07/25/2035 (B)	363	277
GSR Mortgage Loan Trust, Ser 2006- AR1, Cl 2A1
2.705%, 01/25/2036 (B)	456	385
GSR Mortgage Loan Trust, Ser 2007- AR2, Cl 1A1
3.083%, 05/25/2047 (B)	336	241
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.971%, 01/25/2035 (B)	90	79
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.731%, 04/25/2035 (B)	101	92
Impac CMB Trust, Ser 2005-3, Cl A1
0.691%, 08/25/2035 (B)	94	69
Impac CMB Trust, Ser 2005-5, Cl A1
0.851%, 08/25/2035 (B)	77	64
Impac CMB Trust, Ser 2005-8, Cl 1A
0.471%, 02/25/2036 (B)	245	198
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-LN1, Cl A2
4.920%, 10/15/2037 (B)	550	565
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C1, Cl A3
4.719%, 01/15/2038	330	341
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP4, Cl A3A2
4.903%, 10/15/2042	1,200	1,199

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (A)	$547	$585
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A1
1.875%, 02/15/2046 (A)	751	764
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/2046 (A)	417	422
JPMorgan Chase Commercial Mortgage Securities, Ser C8, Cl A1
0.705%, 10/15/2045	225	225
JPMorgan Mortgage Trust, Ser 2005- A6, Cl 7A1
3.029%, 08/25/2035 (B)	209	182
JPMorgan Mortgage Trust, Ser 2007- A3, Cl 1A1
2.841%, 05/25/2037 (B)	273	195
LB-UBS Commercial Mortgage Trust, Ser 2002-C7, Cl A4
4.960%, 12/15/2031	446	448
LB-UBS Commercial Mortgage Trust, Ser 2003-C3, Cl A4
4.166%, 05/15/2032	98	99
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/2032 (B)	175	179
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/2032 (B)	385	397
LB-UBS Commercial Mortgage Trust, Ser 2004-C8
4.799%, 12/15/2029 (B)	459	489
Merill Lynch Mortgage Trust, Ser 2004- BPC1, Cl A5
4.855%, 10/12/2041 (B)	629	674
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.481%, 04/25/2035 (B)	102	89
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.385%, 06/25/2037 (B)	392	299
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	190	190
Morgan Stanley Capital I Trust 2003- Top11, Ser 2003-T11, Cl A4
5.150%, 06/13/2041	336	343
Morgan Stanley Capital I Trust 2004- IQ8, Ser 2004-IQ8, Cl A5
5.110%, 06/15/2040 (B)	448	471

6	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Morgan Stanley Capital I, Ser 2004- T13, Cl A4
4.660%, 09/13/2045	$1,043	$1,081
Morgan Stanley Capital I, Ser HQ3, Cl A4
4.800%, 01/13/2041	342	353
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/2033	12	12
MortgageIT Trust, Ser 2005-5, Cl A1
0.471%, 12/25/2035 (B)	342	271
Paragon Mortgages PLC, Ser 2006- 12A, Cl A2C
0.655%, 11/15/2038 (A)(B)	128	110
Paragon Mortgages PLC, Ser 2007- 15A, Cl A2C
0.499%, 12/15/2039 (A)(B)	305	258
Permanent Master Issuer PLC, Ser 2010-1A, Cl 1A
1.490%, 07/15/2042 (A)(B)	403	404
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
4.066%, 07/27/2037 (B)	291	229
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.481%, 01/20/2035 (B)	41	37
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A2
5.304%, 08/15/2039 (B)	17	17
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	493	493
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A4
4.964%, 11/15/2035 (B)	440	459
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.472%, 03/25/2036 (B)	387	329
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	495	495
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.616%, 01/25/2035 (B)	211	205
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.615%, 07/25/2036 (B)	318	260
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.806%, 09/25/2036 (B)	250	205
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.558%, 02/15/2044 (A)	1,225	1,257

Description	Face Amount ($ Thousands)	Value ($ Thousands)

WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/2044 (A)	$650	$664
WF-RBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/2045	172	173
WF-RBS Commercial Mortgage Trust, Ser C9, Cl A1
0.673%, 11/15/2045	1,085	1,085

		32,442

Total Mortgage-Backed Securities (Cost $77,469) ($ Thousands)		76,331

ASSET-BACKED SECURITIES — 29.3%

Automotive — 21.0%
Ally Auto Receivables Trust, Ser 2010- 1, Cl A3
1.450%, 05/15/2014	153	153
Ally Auto Receivables Trust, Ser 2010- 2, Cl A3
1.380%, 07/15/2014	97	98
Ally Auto Receivables Trust, Ser 2010- 3, Cl A3
1.110%, 10/15/2014	558	560
Ally Auto Receivables Trust, Ser 2010- 4, Cl A3
0.910%, 11/17/2014	217	217
Ally Auto Receivables Trust, Ser 2011- 4, Cl A2
0.650%, 03/17/2014	101	101
Ally Auto Receivables Trust, Ser 2012- 1, Cl A2
0.710%, 09/15/2014	806	808
Ally Auto Receivables Trust, Ser 2012- SN1, Cl A2
0.510%, 12/22/2014	395	395
Ally Auto Receivables Trust , Ser 2012- SN1, Cl A4
0.700%, 12/21/2015	310	310
Ally Master Owner Trust, Ser 2010-1, Cl A
1.964%, 01/15/2015 (A)(B)	944	947
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/2015 (A)	753	759
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.084%, 01/15/2016 (B)	642	647
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/2016	750	762
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/2017	650	659

7	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/2014	$232	$235
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/2015	153	154
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/2015	1,711	1,732
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/2017	295	303
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A2
0.840%, 11/10/2014	451	451
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/2014	64	64
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/2016	440	443
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/2015	343	343
AmeriCredit Automobile Receivables Trust, Ser 2012-2, Cl A3
1.050%, 10/11/2016	850	857
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/2015	189	189
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/2015	585	586
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.764%, 03/15/2020 (A)(B)	133	133
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.511%, 01/15/2021 (A)(B)	755	755
Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/2014 (A)	271	273
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/2014 (A)	172	174
Avis Budget Rental Car Funding, Ser 2011-1A, Cl A
1.850%, 11/20/2014 (A)	280	283
Bank of America Auto Trust, Ser 2009- 1A, Cl A4
3.520%, 06/15/2016 (A)	175	176
Bank of America Auto Trust, Ser 2009- 2A, Cl A4
3.030%, 10/15/2016 (A)	203	204

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of America Auto Trust, Ser 2010- 2, Cl A3
1.310%, 07/15/2014	$44	$44
Bank of America Auto Trust, Ser 2012- 1, Cl A3
0.780%, 06/15/2016	250	251
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/2014	171	171
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/2014	637	647
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/2014	91	91
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/2015	327	332
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/2015	310	311
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/2015	436	438
CarMax Auto Owner Trust, Ser 2011-3, Cl A2
0.700%, 11/17/2014	271	272
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/2016	260	262
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/2017	370	370
Chesapeake Funding LLC, Ser 2011- 2A, Cl A
1.469%, 04/07/2024 (A)(B)	335	338
Chesapeake Funding LLC, Ser 2012- 1A, Cl A
0.969%, 11/07/2023 (A)(B)	1,400	1,408
Chesapeake Funding LLC, Ser 2012- 2A
0.661%, 05/07/2024 (A)(B)	280	280
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/2017 (A)	245	247
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/2013 (A)	166	166
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/2013	184	184
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/2014	1,068	1,070

8	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ford Credit Auto Lease Trust, Ser 2012-A, Cl A2
0.630%, 04/15/2014	$628	$628
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/2014	410	410
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/2015	455	456
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/2014	85	85
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/2014	145	145
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/2016	290	291
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.864%, 12/15/2014 (A)(B)	1,593	1,597
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.464%, 12/15/2014 (A)(B)	1,001	1,005
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.814%, 02/15/2016 (B)	208	209
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.691%, 01/15/2016 (B)	1,635	1,642
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.564%, 09/15/2016 (B)	485	485
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.781%, 02/20/2017 (B)	1,195	1,200
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/2015	192	192
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/2016	965	968
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/2015	154	155
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	390	391
Hertz Vehicle Financing LLC, Ser 2009- 2A, Cl A1
4.260%, 03/25/2014 (A)	780	787
Hertz Vehicle Financing LLC, Ser 2010- 1A, Cl A1
2.600%, 02/25/2015 (A)	835	853

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hertz Vehicle Financing LLC, Ser 2011- 1A, Cl A1
2.200%, 03/25/2016 (A)	$445	$456
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/2014	140	141
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/2015	425	426
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/2016	150	151
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/2016	355	356
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/2016 (A)	770	774
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/2017	520	520
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/2013 (A)	101	101
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A3
1.020%, 08/15/2014 (A)	1,000	1,003
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/2014	130	130
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/2015	321	322
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/17/2014	132	132
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/2015	625	627
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A3
0.880%, 11/17/2014	375	376
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/2015	350	351
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/2016	430	430
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/2014 (A)	1,246	1,248
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/2015 (A)	670	672

9	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/2014	$750	$754
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/2015	375	378
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/2016	250	253
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/2013	114	114
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/2016	550	553
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/2016	540	541
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.684%, 05/15/2017 (B)	1,090	1,093
Porsche Innovative Lease Owner Trust, Ser 2011-1
1.090%, 09/22/2014 (A)	300	302
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/2015 (A)	381	381
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A3
1.400%, 10/15/2014 (A)	397	398
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/2014	549	550
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/2014	305	305
Santander Drive Auto Receivables Trust, Ser 2011-2, Cl A2
1.040%, 04/15/2014	204	204
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/2015	762	766
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
0.790%, 08/17/2015	595	597
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/2014	96	96
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/2014	255	255
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/2016	502	504

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/2016	$480	$480
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/2015	39	40
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/2015	345	349
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/2014	290	290
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/2013	604	605
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/2016	285	289
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/2015	441	444

		50,909

Credit Card — 2.5%
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.689%, 10/15/2015 (B)	273	273
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/2017	620	625
Citibank Omni Master Trust, Ser 2009- A14A, Cl A14
2.964%, 08/15/2018 (A)(B)	475	496
Discover Card Master Trust, Ser 2011- A1, Cl A1
0.564%, 08/15/2016 (B)	845	849
Discover Card Master Trust, Ser 2011- A2, Cl A2
0.424%, 11/16/2015 (B)	268	268
Discover Card Master Trust, Ser 2012- A1, Cl A1
0.810%, 08/15/2017	330	333
Discover Card Master Trust, Ser 2012- A3, Cl A3
0.860%, 11/15/2017	250	252
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.764%, 01/15/2017 (B)	619	622
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/2018	590	596
Golden Credit Card Trust, Ser 2012-3A, Cl A
0.664%, 07/17/2017 (A)(B)	640	641

10	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (A)	$575	$575
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (A)	360	360
Penarth Master Issuer PLC, Ser 2011- 1A, Cl A1
0.863%, 05/18/2015 (A)(B)	200	200

		6,090

Miscellaneous Business Services — 5.5%
ACAS Business Loan Trust, Ser 2007- 1A, Cl C
1.286%, 08/16/2019 (A)(B)	283	254
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/2017	480	482
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.411%, 05/25/2035 (B)	117	117
Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C
0.761%, 08/22/2016 (A)(B)	14	13
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/2015	238	239
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/2015	845	847
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	275	276
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/2017	280	280
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl A
1.014%, 12/15/2015 (A)(B)	323	323
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.701%, 06/20/2017 (B)	985	985
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/2014 (A)	137	137
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/2015 (A)	325	327
GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/2015	265	265
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	270	270
GE Equipment Small Ticket LLC, Ser 2011-1A, Cl A2
0.880%, 08/21/2013 (A)	60	60

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/2014 (A)	$430	$431
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/2019	240	242
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/2015	135	136
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/2016	856	856
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/2014	22	22
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/2015	565	565
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	405	406
Katonah CLO, Ser 2005-7A, Cl B
0.854%, 11/15/2017 (A)(B)	504	447
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/2015 (A)	405	405
Madison Park Funding CLO, Ser 2007- 4A, Cl A1B
0.673%, 03/22/2021 (A)(B)	420	374
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/2015 (A)	225	225
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.411%, 12/25/2035 (B)	20	19
PSE&G Transition Funding LLC, Ser 2001-1
6.610%, 06/15/2015	237	243
Securitized Asset-Backed Receivables LLC, Ser 2005-FR4, Cl M1
0.691%, 01/25/2036 (B)	65	64
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.211%, 09/20/2019 (A)(B)	73	72
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.405%, 07/25/2022 (B)	253	253
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.415%, 01/25/2023 (B)	161	161
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.395%, 04/25/2023 (B)	203	203
SLM Student Loan Trust, Ser 2007-1, Cl A3
0.345%, 07/25/2018 (B)	67	67

11	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

SLM Student Loan Trust, Ser 2007-2, Cl A2
0.315%, 07/25/2017 (B)	$245	$245
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.415%, 10/25/2016 (B)	280	282
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.731%, 03/25/2026 (B)	1,613	1,613
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.214%, 10/15/2024 (A)(B)	178	179
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.064%, 12/16/2024 (A)(B)	558	559
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.411%, 11/25/2016 (B)	408	407

		13,351

Mortgage Related — 0.3%
HSBC Home Equity Loan Trust, Ser 2005-1, Cl A
0.501%, 01/20/2034 (B)	401	373
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.361%, 03/20/2036 (B)	380	370

		743

Total Asset-Backed Securities (Cost $71,069) ($ Thousands)		71,093

MUNICIPAL BONDS — 4.0%

California — 0.2%
California State, GO
5.450%, 04/01/2015	355	390
University of California, Build America Bonds, RB
1.988%, 05/15/2050 (B)	190	191

		581

Illinois — 0.5%
Illinois State, GO
4.071%, 01/01/2014	625	647
Regional Transportation Authority, Ser A, RB
1.044%, 04/01/2014	290	291
1.064%, 06/01/2014	295	296

		1,234

Louisiana — 0.1%
Louisiana State, Local Government Environmental Facilites and Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/2016	163	163

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 0.2%
Commonwealth of Massachusetts, Ser D, GO
3.000%, 07/01/2013	$410	$417

Michigan — 0.3%
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/2041 (B)	750	757

New Hampshire — 0.5%
New Hampshire, Business Finance Authority, Ser B, RB
0.210%, 11/01/2020 (B)	1,100	1,100

New Jersey — 0.6%
New Jersey State, Economic Development Authority, Build America Bonds, RB
1.389%, 06/15/2013 (B)	420	421
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/2016	1,085	1,134

		1,555

New York — 0.6%
City of New York, Sub-Ser I-3, GO
1.520%, 08/01/2013	510	514
City of New York, Ser J, GO
4.300%, 06/01/2013	275	281
New York State, Urban Development, RB
2.626%, 12/15/2014	685	714

		1,509

Pennsylvania — 0.1%
Philadelphia, Authority for Industrial Development, RB
1.200%, 04/01/2014	205	206

Texas — 0.6%
City of El Paso, GO
3.610%, 08/15/2014	445	468
Texas State, Ser B, GO
0.270%, 12/01/2026 (B)	1,045	1,045

		1,513

Virginia — 0.3%
Louisiana State, Industrial Development Authority, Ser A, RB
2.500%, 03/01/2031 (B)	630	633

Total Municipal Bonds (Cost $9,635) ($ Thousands)		9,668

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.4%
FHLMC
0.875%, 12/19/2014	1,280	1,281

12	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA
0.700%, 06/26/2015	$4,500	$4,504

Total U.S. Government Agency Obligations (Cost $5,786) ($ Thousands)		5,785

U.S. TREASURY OBLIGATION — 0.7%
U.S. Treasury Notes
1.500%, 12/31/2013	1,750	1,776

Total U.S. Treasury Obligation (Cost $1,776) ($ Thousands)		1,776

CERTIFICATE OF DEPOSIT — 0.3%
Intesa Sanpaolo
2.375%, 12/21/2012	629	629

Total Certificate of Deposit (Cost $629) ($ Thousands)		629

Total Investments — 104.5% (Cost $253,407)($ Thousands) †		$252,869

A list of the open futures contracts held by the Fund at October 31, 2012, is as follows:

Type of Contract	Number of Contracts (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(17)	Dec-2012	$(4)
U.S. 2-Year Treasury Note	(8)	Jan-2013	1
U.S. 5-Year Treasury Note	(37)	Jan-2013	(3)

			$(6)

For the period ended October 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $241,997 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2012. The date reported is the final maturity date.

ABS — Asset-Based Security

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Administration

NY — New York

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2012, the tax basis cost of the Fund’s

Investments was $253,407 ($ Thousands), and the unrealized appreciation and depreciation were $1,261 ($ Thousands) and ($1,799)($ Thousands), respectively

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$87,587	$—	$87,587
Mortgage-Backed Securities	—	76,331	—	76,331
Asset-Backed Securities	—	71,093	—	71,093
U.S. Government Agency Oligations	—	5,785	—	5,785
Municipal Bonds	—	9,668	—	9,668
U.S. Treasury Oligations	—	1,776	—	1,776
Certificates of Deposit	—	629	—	629

Total	$—	$252,869	$—	$252,869

Other Financial Instuments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(6)	$—	$—	$(6)

*	Future contracts are valued at the unrealized appreciation (depreciation) on the Instruments.

As of October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2012, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

13	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Short – Duration Government Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 61.1%

Agency Mortgage-Backed Obligations — 61.1%
FHLMC
4.500%, 07/01/2023	$4	$4
2.496%, 06/01/2024 (A)	43	44
2.442%, 06/01/2024 (A)	97	99
2.385%, 07/01/2024 (A)	14	14
2.378%, 03/01/2019 (A)	16	16
2.375%, 01/01/2018 to 09/01/2020 (A)	28	28
2.350%, 04/01/2022 (A)	10	10
2.341%, 06/01/2017 (A)	12	12
2.335%, 12/01/2023 (A)	1,596	1,698
2.329%, 05/01/2024 (A)	50	51
2.310%, 04/01/2019 to 05/01/2019 (A)	35	36
2.302%, 07/01/2020 (A)	4	4
2.260%, 02/01/2019 (A)	21	21
2.259%, 04/01/2029 (A)	75	79
2.250%, 07/01/2018 to 11/01/2020 (A)	14	14
2.234%, 12/01/2023 (A)	90	92
2.125%, 02/01/2016 to 03/01/2019 (A)	47	50
2.124%, 04/01/2029 (A)	30	31
2.000%, 07/01/2018 to 07/01/2018 (A)	14	14
1.875%, 01/01/2017 to 06/01/2018 (A)	9	10
1.625%, 02/01/2016 to 03/01/2017 (A)	18	18
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/2042	619	737
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/2015	2,079	2,126
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/2034	3,266	3,364
FHLMC REMIC, Ser 2006-3148, Cl CF
0.621%, 02/15/2034 (A)	1,073	1,080
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	10,638	11,701
FHLMC REMIC, Ser 3153, Cl FX
0.571%, 05/15/2036 (A)	373	374
FNMA
7.000%, 06/01/2037	42	50
6.500%, 05/01/2026 to 09/01/2036	966	1,113
6.442%, 04/01/2014	3,548	3,651
6.000%, 02/01/2023 to 09/01/2024	10,538	11,614
5.500%, 06/01/2016 to 12/01/2025	3,107	3,400
5.300%, 07/01/2019	1,189	1,338
5.140%, 11/01/2015	3,162	3,454
5.090%, 11/01/2015	4,027	4,396

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.000%, 03/01/2019 to 04/01/2041	$6,602	$7,475
4.974%, 12/01/2013	1,323	1,364
4.959%, 02/01/2013	21	21
4.830%, 02/01/2013	2,117	2,116
4.771%, 09/01/2015	6,819	7,444
4.767%, 04/01/2013	102	102
4.500%, 04/01/2026 to 10/01/2031	9,416	10,233
4.100%, 07/01/2013	892	896
4.000%, 05/01/2026 to 08/01/2026	6,971	7,449
3.580%, 10/01/2016	2,375	2,566
2.990%, 10/01/2017	3,389	3,669
2.630%, 09/01/2017	22,425	23,942
2.515%, 10/01/2022	700	726
2.400%, 10/01/2022	485	496
2.350%, 11/01/2022	1,545	1,574
2.332%, 08/01/2029 (A)	451	485
2.313%, 09/01/2024 (A)	640	675
2.310%, 11/01/2022	2,320	2,354
2.250%, 11/01/2022 to 11/01/2022	5,580	5,683
2.220%, 11/01/2022	2,305	2,313
2.218%, 08/01/2027 (A)	364	370
2.196%, 09/01/2025 (A)	72	77
2.151%, 02/01/2027 (A)	81	86
2.014%, 05/01/2028 (A)	505	537
1.961%, 12/01/2029 (A)	117	120
FNMA REMIC, Ser 1992-61, Cl FA
0.869%, 10/25/2022(A)	103	104
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	43	47
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	22	25
FNMA REMIC, Ser 1994-77, Cl FB
1.719%, 04/25/2024 (A)	9	9
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/2016	77	82
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/2017	399	418
FNMA REMIC, Ser 2002-53, Cl FK
0.617%, 04/25/2032 (A)	174	174
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/2033	397	418
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/2017	166	166
FNMA REMIC, Ser 2006-76, Cl QF
0.617%, 08/25/2036 (A)	1,844	1,860
FNMA REMIC, Ser 2006-79, Cl DF
0.566%, 08/25/2036 (A)	1,563	1,568
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	2,589	2,870
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/2022	8,886	9,901
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	7,996	8,700

1	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Short – Duration Government Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/2020	$13,700	$14,758
FNMA TBA
5.000%, 11/01/2037	9,600	10,473
4.000%, 11/15/2019	90,000	96,135
3.500%, 11/01/2040	8,800	9,338
3.000%, 11/15/2042	15,100	15,834
2.500%, 11/25/2027	30,000	31,397
GNMA
6.500%, 04/15/2017 to 02/20/2039	1,176	1,347
6.000%, 06/15/2016 to 09/15/2019	299	329
5.500%, 10/15/2034 to 02/15/2041	14,152	15,637
5.000%, 09/15/2039 to 04/15/2041	7,366	8,089
4.500%, 04/15/2041	2,103	2,295
4.000%, 07/15/2041 to 03/15/2042	8,656	9,480
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.036%, 09/16/2035 (A)	148	38
GNMA TBA
5.500%, 11/01/2033	20,000	22,091
3.500%, 11/15/2040	14,500	15,780
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/2020	615	624

Total Mortgage-Backed Securities (Cost $404,784) ($ Thousands)		413,503

U.S. TREASURY OBLIGATIONS — 18.6%
U.S. Treasury Notes
3.875%, 02/15/2013	22,500	22,742
1.750%, 01/31/2014	84,500	86,091
2.625%, 11/15/2020	15,136	16,626

Total U.S. Treasury Obligations (Cost $122,945) ($ Thousands)		125,459

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.2%
FHLB
3.250%, 09/12/2014	9,915	10,453
2.750%, 03/13/2015	4,440	4,688
FHLMC
2.500%, 04/23/2014	50,024	51,671
FNMA
0.750%, 02/26/2013	12,580	12,603
2.750%, 03/13/2014	35,520	36,717

Total U.S. Government Agency Obligations (Cost $113,883) ($ Thousands)		116,132

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (B) — 34.3%
BNP Paribas
0.330%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $116,201,065 (collateralized by various FNMA obligations, ranging in par value $15,287,861-$96,910,527, 3.500%-4.000%, 05/20/42- 08/20/42, with total market value $118,524,001)	$116,200	$116,200
JPMorgan Chase
0.300%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $116,000,967 (collateralized by FNMA, ranging in par value $5,905,000- $55,986,769, 3.500%-6.500%, 02/01/23-11/01/42, with total market value $117,883,710)	116,000	116,000

Total Repurchase Agreements (Cost $232,200) ($ Thousands)		232,200

Total Investments — 131.2% (Cost $873,812)($ Thousands) †		$887,294

A list of the open futures contracts held by the Fund at October 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(122)	Dec-2012	$(1)
U.S. 2-Year Treasury Note	185	Jan-2013	(23)
U.S. 5-Year Treasury Note	(60)	Jan-2013	(6)

			$(30)

For the period ended October 31 ,2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $676,248 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2012. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

SEI Daily Income Trust / Quarterly Report / October 31, 2012

2	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Short – Duration Government Fund

October 31, 2012

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2012, the tax basis cost of the Fund’s Investments was $873,812 ($ Thousands), and the unrealized appreciation and depreciation were $13,842 ($ Thousands) and ($360) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$413,503	$—	$413,503
U.S. Government Agency Obligations	—	116,132	—	116,132
U.S. Treasury Obligations	—	125,459	—	125,459
Repurchase Agreements	—	232,200	—	232,200

Total	$—	$887,294	$—	$887,294

Other Financial Instuments*	Level 1	Level 2	Level 3	Total
Futures Contracts	$(30)	$—	$—	$(30)

*	Future contracts are valued at the unrealized depreciation on the Instruments.

As of October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2012, there were no Level 3 securities

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Duration Government Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 84.7%

Agency Mortgage-Backed Obligations — 84.7%
FHLMC
6.500%, 01/01/2018 to 12/01/2032	$174	$199
6.000%, 09/01/2024	540	596
5.500%, 06/01/2019 to 12/01/2020	305	332
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/2021	6	6
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/2023	73	75
FHLMC REMIC, Ser 2003-2622, Cl PE
4.500%, 05/15/2018	1,810	1,916
FHLMC REMIC, Ser 2004-2748, Cl LE
4.500%, 12/15/2017	170	172
FHLMC REMIC, Ser 2004-2802, Cl PF
0.614%, 09/15/2033(A)	417	418
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/2034	1,062	1,093
FNMA
6.500%, 03/01/2033 to 10/01/2034	118	137
6.450%, 10/01/2018	450	513
6.000%, 02/01/2023	327	360
5.680%, 06/01/2017	514	580
5.500%, 03/01/2014 to 12/01/2025	1,809	1,993
5.034%, 08/01/2015	363	400
5.000%, 02/01/2013 to 04/01/2041	2,336	2,562
4.959%, 02/01/2013	56	56
4.771%, 09/01/2015	1,193	1,303
4.500%, 04/01/2026 to 10/01/2031	812	883
4.360%, 12/01/2015	965	1,026
4.000%, 05/01/2026 to 08/01/2026	543	580
3.790%, 07/01/2013	965	969
2.515%, 10/01/2022	55	57
2.400%, 10/01/2022	36	37
2.350%, 11/01/2022	120	122
2.310%, 11/01/2022	180	183
2.250%, 11/01/2022	430	438
2.220%, 11/01/2022	176	177
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/2016	109	115
FNMA REMIC, Ser 2003-48, Cl GH
5.500%, 06/25/2033	1,800	2,080
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/2017	42	42
FNMA REMIC, Ser 2006-79, Cl DF
0.566%, 08/25/2036(A)	276	277
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	450	499
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/2022	909	1,013
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	925	1,007

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/2020	$3,300	$3,555
FNMA TBA
4.000%, 11/15/2019	6,400	6,836
3.000%, 11/15/2042	1,700	1,783
2.500%, 11/25/2027	7,600	7,954
GNMA
8.750%, 07/20/2017	6	6
8.500%, 11/20/2016 to 08/20/2017	22	23
7.500%, 11/15/2025 to 03/15/2027	26	31
6.000%, 09/15/2024	495	563
5.500%, 10/15/2038 to 01/15/2039	149	165
5.000%, 05/15/2040 to 06/15/2040	71	78
4.500%, 06/15/2041	286	314
4.000%, 07/15/2041 to 01/15/2042	904	990
GNMA TBA
5.500%, 11/01/2033	2,000	2,209
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/2020	149	151

Total Mortgage-Backed Securities (Cost $45,596) ($ Thousands)		46,874

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.3%
FHLB
2.750%, 03/13/2015	1,500	1,584
FHLMC
5.250%, 04/18/2016	4,500	5,227

Total U.S. Government Agency Obligations (Cost $6,740) ($ Thousands)		6,811

U.S. TREASURY OBLIGATIONS (C) — 1.1%
U.S. Treasury Notes
2.250%, 05/31/2014	600	619

Total U.S. Treasury Obligations (Cost $598) ($ Thousands)		619

ASSET-BACKED SECURITY — 0.7%

Other — 0.7%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/2015	330	349

Total Asset-Backed Security (Cost $330) ($ Thousands)		349

1	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

Intermediate – Duration Government Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (B) — 34.3%
BNP Paribas
0.330%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $9,300,085 (collateralized by FNMA, par value $16,246,584, 5.550%, 12/01/39, with total market value $9,486,001)	$9,300	$9,300
Goldman Sachs
0.350%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $9,700,094 (collateralized by GNMA, par value $9,405,969, 4.000%, 05/20/42, with total market value $9,894,001)	9,700	9,700

Total Repurchase Agreements (Cost $19,000) ($ Thousands)		19,000

Total Investments — 133.1% (Cost $72,264)($ Thousands) †		$73,653

A list of the open futures contracts held by the Fund at October 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(4)	Dec-2012	$(3)
U.S. 5-Year Treasury Note	164	Jan-2013	14

			$11

For the period ended October 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $55,348 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2012. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At October 31, 2012, the tax basis cost of the Fund’s Investments was $72,264 ($ Thousands), and the unrealized appreciation and depreciation were $1,480 ($ Thousands) and ($91) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Funds investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$46,874	$—	$46,874
U.S. Government Agency Obligations	—	6,811	—	6,811
U.S. Treasury Obligations	—	619	—	619
Asset-Backed Security	—	349	—	349
Repurchase Agreements	—	19,000	—	19,000

Total	$—	$73,653	$—	$73,653

Other Financial Instuments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$11	$—	$—	$11

*	Future contracts are valued at the unrealized appreciation (depreciation) on the Instruments.

As of October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

GNMA Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 97.3%

Agency Mortgage-Backed Obligations — 97.3%
FHLMC REMIC, Ser 2006-3175, Cl SA, IO
6.929%, 06/15/2036 (A)	$338	$46
FHLMC REMIC, Ser 2006-3179, Cl SP, IO
6.399%, 07/15/2036 (A)	729	90
FHLMC REMIC, Ser 2007-3279, Cl SD, IO
6.209%, 02/15/2037 (A)	2,808	407
FHLMC REMIC, Ser 2007-3309, Cl SC, IO
6.229%, 04/15/2037 (A)	2,691	400
FHLMC REMIC, Ser 2009-3502, IO
5.936%, 01/15/2039 (A)	1,668	267
FHLMC REMIC, Ser 2010-3631, Cl PS, IO
6.229%, 02/15/2040 (A)	12,370	1,767
FNMA
8.000%, 09/01/2014 to 09/01/2028	63	70
7.000%, 08/01/2029 to 09/01/2032	256	305
6.500%, 09/01/2032	120	138
2.515%, 10/01/2022	165	171
2.400%, 10/01/2022	112	115
2.350%, 11/01/2022	355	362
2.310%, 11/01/2022	535	543
2.250%, 11/01/2022 to 11/01/2022	1,290	1,314
2.220%, 11/01/2022	531	532
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/2020	23	26
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/2022	44	50
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/2017	817	875
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.199%, 03/25/2037 (A)	6,284	889
FNMA REMIC, Ser 2012-9, Cl CS
6.339%, 02/25/2042 (A)	4,049	808
FNMA TBA
3.000%, 11/15/2042	8,800	9,228
GNMA
12.500%, 06/15/2014	—	—
12.000%, 04/15/2014	—	—
10.000%, 05/15/2016 to 09/15/2019	14	15
9.500%, 08/15/2017 to 11/15/2020	30	32
9.000%, 12/15/2017 to 05/15/2022	93	97
8.500%, 10/15/2016 to 06/15/2017	23	24
8.000%, 04/15/2017 to 03/15/2032	495	563
7.750%, 10/15/2026	31	38
7.500%, 02/15/2027 to 10/15/2035	281	333
7.250%, 01/15/2028	82	98
7.000%, 04/15/2019 to 06/20/2038	4,422	5,266
6.750%, 11/15/2027	45	53
6.500%, 02/15/2013 to 10/15/2038	1,974	2,249

Description	Face Amount ($ Thousands)	Value ($ Thousands)

6.000%, 07/15/2024 to 03/15/2041	$13,533	$15,350
5.500%, 01/15/2033 to 02/15/2041	18,751	20,791
5.000%, 04/15/2033 to 04/15/2041 (C)	40,486	44,809
4.500%, 08/15/2033 to 12/15/2041	20,465	22,419
4.000%, 08/20/2039 to 05/20/2042	28,509	31,046
3.875%, 05/15/2042	2,681	2,922
3.500%, 03/20/2041	1,101	1,200
3.000%, 03/15/2042	2,974	3,168
2.500%, 05/20/2027	2,521	2,628
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/2032	625	727
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/2033	2,215	122
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.036%, 09/16/2035 (A)	3,691	945
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/2033	1,966	2,254
GNMA TBA
5.500%, 11/01/2033	2,000	2,209
4.500%, 11/22/2033 to 11/15/2039	33,600	36,797
4.000%, 11/01/2039	27,000	29,535
3.500%, 11/15/2040 to 11/15/2041	45,200	49,186
3.000%, 11/20/2042	2,600	2,765

Total Mortgage-Backed Securities (Cost $288,315) ($ Thousands)		296,044

REPURCHASE AGREEMENTS (B) — 46.2%
BNP Paribas
0.330%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $47,400,435 (collateralized by GNMA, par value $45,963,186, 4.000%, 05/20/42, with total market value $48,348,001)	47,400	47,400
JPMorgan Chase
0.300%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $47,200,393 (collateralized by FNMA, ranging in par value $15,615,000- $47,704,291, 4.000%-4.500%, 01/01/26-07/01/30, with total market value $47,991,045)	47,200	47,200

1	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Schedule of Investments (Unaudited)

GNMA Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS
0.300%, dated 10/31/2012, to be repurchased on 11/01/2012, repurchase price $45,800,382 (collateralized by FNMA, par value $44,083,998, 3.500%, 08/01/42, with total market value $46,716,000)	$45,800	$45,800

Total Repurchase Agreements (Cost $140,400) ($ Thousands)		140,400

Total Investments — 143.5% (Cost $428,715)($ Thousands) †		$436,444

A list of the open futures contracts held by the Fund at October 31, 2012, is as follows:

Type of Contract	Number of Contracts (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(136)	Dec-2012	$(26)

For the period ended October 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $304,103 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2012. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

†	At October 31, 2012, the tax basis cost of the Fund’s Investments was $428,715 ($ Thousands), and the unrealized appreciation and depreciation were $8,849 ($ Thousands) and ($1,120) ($ Thousands), respectively.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$296,044	$—	$296,044
Repurchase Agreements	—	140,400	—	140,400

Total	$—	$436,444	$—	$436,444

Other Financial Instuments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(26)	$—	$—	$(26)

*	Future contracts are valued at the unrealized depreciation on the Instrument.

As of October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. As of October 31, 2012, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / October 31, 2012

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher
President

Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher
President

Date: December 19, 2012

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez
Controller & CFO

Date: December 19, 2012